OMB APPROVAL

OMB Number: 3235-0578 Expires: Feb. 2, 2006 Estimated average burden hours per response: 20.0

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 4 of its series, Evergreen High Grade Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund and Evergreen Short Intermediate Municipal Bond Fund, for the quarter ended August 31, 2004. This series has a 05/31 fiscal year end.

Date of reporting period:	8/31/04

Item 1 — Schedule of Investments

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.9%
AIRPORT 10.7%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$2,000,000	$2,220,720
Chicago, IL O'Hare Intl. Arpt. RB, Second Lien Passenger Facs. A, 5.75%, 01/01/2018,
(Insd. by AMBAC)	3,580,000	3,941,544
Dallas-Fort Worth, TX Intl. Arpt. RB, RITES-PA-1147-R, 9.07%, 05/01/2011, (Insd. by FSA) +	1,000,000	1,147,180
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	80,000	82,126
Phoenix, AZ Civic Impt. Corp. Arpt. RB, Sr. Lien, Ser. A, 5.25%, 07/01/2015, (Insd. by FSA)	1,690,000	1,828,935
Sacramento Cnty., CA Arpt. Sys. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by MBIA)	1,000,000	1,082,920
San Francisco, CA City & Cnty. Arpt. RB, Commission Intl. Arpt. Proj., 5.50%, 05/01/2015,
(Insd. by FSA)	2,000,000	2,149,520

		12,452,945

EDUCATION 1.8%
Arlington, TX Independent Sch. Dist. RRB, 5.25%, 02/15/2021	1,275,000	1,364,747
New York Dorm. Auth. RB, State Univ. Edl. Facs., Ser. A, 5.875%, 05/15/2011, (Insd. by AMBAC)	250,000	290,763
Univ. of Vermont & State Agricultural College RB, 5.50%, 10/01/2017	420,000	474,062

		2,129,572

ELECTRIC REVENUE 12.0%
Alaska Pwr. Auth. RRB, Bradley Lake Proj., Ser. 4, 6.00%, 07/01/2012	1,000,000	1,175,180
Georgia Elec. Pwr. Auth. RRB, Ser. V, 6.50%, 01/01/2012	1,315,000	1,506,083
Piedmont, SC Muni. Pwr. Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,086,260
Sacramento, CA Muni. Util. Dist. Elec. RRB, Ser. T, 5.25%, 05/15/2023, (Insd. by FGIC)	1,000,000	1,074,670
Sam Rayburn, TX Muni. Pwr. Agcy. RRB, 5.75%, 10/01/2021	2,000,000	2,176,240
Superior, WI Ltd. Obl. RRB, Midwest Energy Proj., Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	4,500,000	5,881,770
Texas Muni. Pwr. Agcy. RB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	40,000	25,023

		13,925,226

GENERAL OBLIGATION - LOCAL 16.7%
Berkeley Cnty., SC GO, Refunding & Impt., 5.00%, 09/01/2020, (Insd. by FSA)	1,220,000	1,299,105
Carman-Ainsworth, MI Cmnty. Sch. GO, 5.50%, 05/01/2020	420,000	467,830
Chicago, IL GO, Ser. A, 5.00%, 01/01/2024, (Insd. by FSA)	3,000,000	3,099,240
Cleveland, OH GO, 5.25%, 08/01/2017, (Insd. by FGIC)	1,000,000	1,106,370
Cleveland, OH Muni. Sch. Dist. GO, 5.25%, 12/01/2023	1,980,000	2,120,243
Cook Cnty., IL GO, Ser. A, 5.625%, 11/15/2016, (Insd. by MBIA)	1,000,000	1,104,000
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	1,000,000	1,096,440
Forest Hills, OH Local Sch. Dist. GO, Sch. Impt. Proj., 5.70%, 12/01/2016, (Insd. by MBIA)	1,500,000	1,680,375
Hempstead Town, NY GO, Ser. B, 5.625%, 02/01/2015, (Insd. by FGIC)	100,000	107,534
Kings, OH Local Sch. Dist. GO, City of Warren Sch. Impt. Proj., 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,307,040
Nassau Cnty., NY GO, Swr. Dist. Proj., Ser. B, 6.00%, 05/01/2014, (Insd. by FGIC)	695,000	826,800
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	500,000	655,630
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	999,120
San Diego, CA Unified Sch. Dist. GO, Ser. F, 5.00%, 07/01/2026, (Insd. by FSA) #	1,720,000	1,765,597
Snohomish Cnty., WA Sch. Dist. GO, 5.25%, 12/01/2015, (Insd. by FGIC)	1,000,000	1,074,340
Washington, DC GO, Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	791,494

		19,501,158

GENERAL OBLIGATION - STATE 3.6%
California GO:
5.25%, 02/01/2026, (Insd. by MBIA)	1,000,000	1,049,170
5.25%, 02/01/2027, (Insd. by MBIA)	1,000,000	1,047,030
Florida GO, Dept. Trans. Right of Way, Ser. A, 5.25%, 07/01/2023	1,945,000	2,110,578

		4,206,778

HOSPITAL 13.5%
California Hlth. Facs. Fin. Auth. RRB, Ser. A, 5.75%, 07/01/2015	1,000,000	1,051,550
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys. Proj., 5.25%, 08/01/2017	1,000,000	1,061,710
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	2,090,427
[1]

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lorain Cnty., OH Hosp. RB:
RITES-PA-892R-A, 9.41%, 10/01/2016 +	$1,000,000	$1,176,340
RITES-PA-892R-B, 9.41%, 10/01/2017 +	1,000,000	1,167,420
RITES-PA-892R-C, 9.66%, 10/01/2018 +	1,250,000	1,470,150
Massachusetts HFA RB, Springfield College Proj., 5.25%, 10/15/2033,
(Gtd. by Radian Asset Assurance, Inc.)	1,750,000	1,802,553
Oklahoma Indl. Auth. RRB, Hlth. Sys. Proj., Ser. A, 6.25%, 8/15/2015, (Insd. by MBIA)	2,000,000	2,267,780
Orange Cnty., FL Hlth. Facs. Auth. RB:
Ser. A, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	745,774
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	295,000	358,097
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	1,000,000	1,118,140
Wisconsin Hlth. & Edl. Facs. RRB, Wheaton Franciscan Svcs. Proj., 6.00%, 08/15/2016	1,230,000	1,353,246

		15,663,187

HOUSING 6.8%
Aurora, CO Hsg. Auth. MHRB, 6th Avenue Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bank)	1,000,000	1,060,530
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,000,000	1,044,820
California HFA SFHRB, Ser. A-2, Class I, 5.70%, 08/01/2011	375,000	392,636
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021,
(Insd. by FNMA & GNMA)	775,000	809,526
Georgia HFA SFHRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,000,000	1,057,230
Idaho Hsg. & Fin. Assn. RB, Ser. B-2, 6.00%, 07/01/2014	1,530,000	1,631,500
Idaho Hsg. Agcy. SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	165,000	165,916
New Mexico Mtge. Fin. Auth. SFHRB, Ser. C-1, 6.00%, 03/01/2032	1,090,000	1,122,602
New York HFA MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC)	200,000	204,530
Ohio HFA Mtge. RB, Ser. A-2, 6.625%, 03/01/2026, (Insd. by GNMA)	85,000	85,540
Utah HFA SFHRB, Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	340,000	349,877

		7,924,707

INDUSTRIAL DEVELOPMENT REVENUE 5.8%
California Pollution Ctl. Fin. Auth. PCRRB, Pacific Gas & Electric, Ser. C, 3.50%, 12/01/2023,
(Insd. by FGIC)	1,000,000	1,028,670
Illinois Dev. Fin. Auth. PCRRB, Edison Co. Proj., Ser. D, 6.75%, 03/01/2015, (Insd. by AMBAC)	3,000,000	3,132,060
Lehigh Cnty., PA IDA PCRRB, PA Pwr. & Light Co. Proj., Ser. B, 6.40%, 09/01/2029,
(Insd. by MBIA)	1,000,000	1,023,590
Mercer Cnty., ND PCRRB, Basin Elec. Pwr. Proj., Ser. 2, 6.05%, 01/01/2019, (Insd. by AMBAC)	1,500,000	1,550,850

		6,735,170

LEASE 4.8%
Kansas City, MO Muni. Assist. Corp. RB, Leasehold Capital Impt. Proj., Ser. B, 5.85%, 01/15/2016	2,000,000	2,122,040
Lawrence Township., IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	1,500,000	1,767,555
Loudoun, Cnty., VA IDA Pub. Safety Facs. RB:
5.25%, 12/15/2021	500,000	541,750
5.25%, 12/15/2022	500,000	538,420
New York Env. Facs. Corp. RRB, Riverbank State Park Proj., 5.50%, 04/01/2016,
(Insd. by AMBAC)	250,000	273,633
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Hldg. Facs. Proj., Ser. A, 6.25%, 07/01/2015,
(Insd. by MBIA)	300,000	362,676

		5,606,074

MISCELLANEOUS REVENUE 1.5%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Park Impt. Proj., 5.75%, 12/01/2017,
(Insd. by AMBAC)	1,000,000	1,144,220
New York Urban Dev. Corp. RB, Personal Income Tax, Ser. B, 5.25%, 03/15/2019, (Insd. by MBIA)	500,000	547,095

		1,691,315

[2]

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 1.0%
Illinois Metro. Pier & Expo. Auth. RB, McCormick Place Expansion Proj., 5.75%, 06/15/2023	$1,000,000	$1,121,970

RESOURCE RECOVERY 0.1%
Islip, NY Resources Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	122,678

SALES TAX 2.3%
Metro. Atlanta Rapid Trans. Auth. GA Sales Tax RRB, Second Indenture Proj., Ser. A, 5.50%,
07/01/2016, (Insd. by MBIA)	2,500,000	2,695,450

SPECIAL TAX 3.4%
District of Columbia HFA Mtge. SFHRB, Ser. B, 5.85%, 12/01/2018,
(Insd. by FNMA & GNMA)	885,000	904,160
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024	500,000	631,930
Virgin Islands Pub. Fin. Auth. RB:
5.00%, 10/01/2022	1,000,000	1,060,950
5.25%, 10/01/2020	1,200,000	1,325,520

		3,922,560

STUDENT LOAN 0.9%
Alaska Student Loan RB, Student Loan Corp. Proj., Ser. A, 5.45%, 07/01/2016, (Insd. by AMBAC)	1,000,000	1,055,180

TOBACCO REVENUE 2.4%
Tobacco Settlement Fin. Corp. New York RB, Ser. A-1:
5.25%, 06/01/2013	1,000,000	1,074,820
5.25%, 06/01/2014	1,000,000	1,073,700
Tobacco Settlement Fin. Corp. of Louisiana RB, Ser. 2001-A, 6.36%, 05/15/2025	673,257	659,833

		2,808,353

TRANSPORTATION 3.2%
Lower Colorado River Auth., TX Transmission RRB, Trans. Svcs. Corp. Proj., 5.25%, 05/15/2020,
(Insd. by AMBAC)	1,000,000	1,078,860
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,101,830
Port Auth. of NY & NJ RB, Ser. 97, 6.50%, 07/15/2019, (Insd. by FGIC)	500,000	513,655
South Carolina Trans. Infrastructure Bank RRB, Ser. A, 5.25%, 10/01/2025, (Insd. by AMBAC)	1,000,000	1,065,230

		3,759,575

UTILITY 1.1%
Rock Hill, SC Util. Sys. RRB, Ser. A, 5.375%, 01/01/2019, (Insd. by FSA)	1,185,000	1,304,732

WATER & SEWER 6.3%
Cleveland, OH Wtrwrks. RB, Ser. K, 5.25%, 01/01/2019, (Insd. by FGIC)	275,000	310,046
Detroit, MI Wtr. Supply Sys. RB, Ser. A, 5.50%, 07/01/2014, (Insd. by FGIC)	1,500,000	1,687,590
Fulton Cnty., GA Wtr. & Swr. RB, 5.00%, 01/01/2035, (Insd. by FGIC) #	1,000,000	1,018,610
Houston, TX Wtr. Conveyance Sys. Contract COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,305,600
Lowndes Cnty., MS Solid Wst. Disp. PCRB, 6.80%, 04/01/2022	715,000	818,418
Michigan Municipal Bond Auth. RB, Clean Wtr. Revolving Fund Proj., 5.25%, 10/01/2019	1,000,000	1,095,260
Upper Trinity Regl. Wtr. Dist. RB, Ser. A, 6.00%, 08/01/2016, (Insd. by FGIC)	1,000,000	1,144,590

		7,380,114

Total Municipal Obligations (cost $106,378,329)		114,006,744

	Shares	Value

SHORT-TERM INVESTMENTS 3.7%
MUTUAL FUND SHARES 3.7%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $4,268,474)	4,268,474	4,268,474

Total Investments (cost $110,646,803) 101.6%		118,275,218
Other Assets and Liabilities (1.6%)		(1,845,739)

Net Assets 100.0%		$116,429,479

[3]

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)

+	Inverse floating rate security
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued or delayed-delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of the security has been segregated for when-issued or delayed-delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Corp.	MHRB	Multifamily Housing Revenue Bond
FHA	Federal Housing Authority	PCRB	Pollution Control Revenue Bond
FNMA	Federal National Mortgage Association	PCRRB	Pollution Control Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	RITES	Residual Interest Tax Exempt Security
GNMA	Government National Mortgage Association	RB	Revenue Bond
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SFHRB	Single Family Housing Revenue Bond
IDA	Industrial Development Authority

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $110,658,495. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,647,166 and $30,443, respectively, with a net unrealized appreciation of $7,616,723.

[4]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND (formerly, Evergreen High Income Municipal Bond Fund) SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.6%
AIRPORT 5.4%
Austin, TX Arpt. Sys. RB:
6.00%, 11/15/2010	$560,000	$596,451
6.125%, 11/15/2025	2,500,000	2,659,375
California Maritime Infrastructure Arpt. RB, 5.375%, 11/01/2012	1,000,000	1,056,270
Chicago, IL O'Hare Intl. Arpt. RB:
5.625%, 01/01/2012	3,000,000	3,194,520
Ser. A, 5.625%, 01/01/2015	5,000,000	5,325,550
Dallas-Forth Worth, TX Rgnl. Arpt. RB, 6.00%, 11/01/2010	250,000	251,760
Houston, TX Arpt. Sys. RB, Spl. Facs., Continental Airlines, Inc.:
Ser. E, 5.875%, 07/01/2012	1,000,000	1,103,740
Ser. E, 6.75%, 07/01/2029	3,000,000	2,297,910
Massachusetts Port Auth. RB, US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,536,773
5.25%, 09/01/2012	1,535,000	1,593,883
5.25%, 09/01/2013	1,610,000	1,671,759
5.75%, 09/01/2016	2,500,000	2,588,075
5.875%, 09/01/2023	4,500,000	4,658,445
6.00%, 09/01/2021	1,200,000	1,245,876
Metro. Washington, DC Arpt. Auth. RB, 5.75%, 10/01/2011	5,750,000	5,883,860
New Jersey EDA RB, Continental Airlines, Inc. Proj., 6.25%, 09/15/2029	2,000,000	1,460,060
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	515,000	528,689
Port Auth. NY & NJ Spl. Obl. RB:
Continental Airlines & US Airways, 9.00%, 12/01/2006	190,000	194,161
JFK Intl. Air Terminal LLC, 6.25%, 12/01/2009	7,500,000	8,485,875
San Francisco, CA Intl. Arpt. RB, Ser. B-6, 5.80%, 05/01/2005	160,000	163,741

		46,496,773

CAPITAL IMPROVEMENTS 0.5%
Morris Cnty., NJ Impt. Auth. RB:
3.00%, 08/15/2008	1,105,000	1,127,609
5.00%, 08/15/2005	1,070,000	1,105,663
5.00%, 08/15/2006	1,105,000	1,173,433
5.00%, 08/15/2007	1,105,000	1,197,046

		4,603,751

CONTINUING CARE RETIREMENT COMMUNITY 2.2%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%, 03/01/2011	120,000	120,961
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	880,000	1,050,245
Brevard, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 •	500,000	212,715
California CDA COP, Eskaton Properties, Inc., 4.80%, 05/15/2029 VRDN	100,000	100,000
Charlotte, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 •	500,000	250,000
Clarion Cnty., PA IDA RRB, Beverly Enterprises, Inc., 5.875%, 05/01/2007	375,000	368,768
Clarksville, IN RB, Retirement Hsg. Foundation, 3.89%, 12/01/2025 VRDN	150,000	150,000
Columbia Cnty., PA IDA RB, Orangeville Nursing Ctr. Associates, 9.00%, 12/01/2012	400,000	395,368
Crossville, TN Hlth. & Ed. Board RB, Century Place Hlth. Ctr., Inc. Proj. Ser. 1996A,
7.75%, 06/01/2013	500,000	500,325
Farmington Hills, MI EDA RB, Botsford Continuing Care, Ser. A, 5.75%, 02/15/2025	385,000	398,240
Gainesville, GA Redev. Auth. RB, First Mtge. Autumn Breeze, Ser. A, 8.00%, 04/01/2026 •	200,000	132,040
Illinois Hlth. Facs. Auth. RB, 7.60%, 08/15/2010	240,000	246,122
Kanawha Cnty., WV IDRB, Beverly Enterprises, Inc., 5.50%, 11/01/2008	270,000	256,306
Kentucky Econ. Dev. Fin. Auth. RRB, Retirement Hsg. Foundation, 3.89%, 12/01/2028 VRDN	150,000	150,000
Loudoun Cnty., VA IDA RB, Falcons Landing Proj. Ser. A, 8.75%, 11/01/2024	3,500,000	3,647,490
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	25,000	25,437
New York Med. Care Facs. Fin. Agcy. RB, Long Term Hlth. Care, Ser. B, 7.375%, 11/01/2011	1,100,000	1,133,330
Pell City, AL Spl. Care Facs. Fin. Auth. RB, Ser. A, 8.50%, 07/01/2018	500,000	505,445
Piedmont, NC Hsg. Dev. Auth. First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	500,000	500,715
San Antonio, TX Hlth. Facs. RB, Beverly Enterprises, Inc., 8.25%, 12/01/2019	1,250,000	1,260,312
[1]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND (formerly, Evergreen High Income Municipal Bond Fund) SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Savannah, GA EDA RB, First Mtge. Coastal Care Resources, 7.75%, 09/01/2027 •	$1,000,000	$498,880
South Carolina Jobs Econ. RB, Ebenezer Nursing, 6.90%, 01/20/2037	2,300,000	2,542,075
Warren Cnty., PA Beverly Enterprises RRB, 9.00%, 11/01/2012	250,000	250,715
Wataga, IL Hlth. Facs. RB, Marigold Nursing Home, 10.00%, 09/01/2016	1,000,000	219,400
Wisconsin Hlth. & Ed. Facs. Auth. RB, 7.375%, 07/15/2027 •	1,595,000	401,669
Washington Nonprofit Hsg. Auth. RB, Horizon House Proj. Ser. A, 6.00%, 07/01/2017	3,700,000	3,924,516

		19,241,074

EDUCATION 7.3%
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	250,000	251,182
California Edl. Facs. Auth. RB, College of Osteopathic, 5.75%, 06/01/2018	1,680,000	1,761,900
California Univ. & College Hsg. Sys. RRB:
5.80%, 11/01/2017	4,000,000	4,257,520
5.90%, 11/01/2021	2,000,000	2,126,800
Clemson Univ., SC COP, 6.90%, 12/01/2007	75,000	77,228
Florida Agric. & Mechanical RB, 6.50%, 07/01/2023	445,000	446,704
Kent University of Ohio RB, 1.45%, 05/01/2032 VRDN	7,350,000	7,350,000
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 ¤	22,055,000	5,307,977
Los Angeles, CA Unified Sch. Dist. RB, Ser. A, 4.75%, 04/01/2013	300,000	300,759
Massachusetts Edl. Fin. Auth. RB, 4.875%, 01/01/2011	450,000	461,326
Michigan Higher Ed. Facs. Auth. RRB, Refunding Ltd. Obl. Hope College Proj., 7.00%, 10/01/2013	1,580,000	1,603,226
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	300,000	141,861
Missouri Sch. Boards Assn. COP, 7.375%, 03/01/2006	65,000	66,875
Morris Cnty., NJ Impt. Auth. Sch. Dist. RB, 3.125%, 10/01/2006	1,115,000	1,147,614
New York Dorm. Auth. RB, Ser. A, 5.25%, 10/01/2007	5,235,000	5,724,734
Richland Sch. Dist. of Wisconsin RB, 4.875%, 04/01/2007	1,785,000	1,873,429
Univ. of Western Michigan RB, Ser. A, 1.45%, 11/15/2032 VRDN	7,850,000	7,850,000
Vermont Student Fin. Assistance RB:
1.43%, 12/15/2034 VRDN	8,600,000	8,600,000
Ser. D, 1.45%, 12/15/2025 VRDN	10,100,000	10,100,000
Wayland, MI Union Sch. Dist. RB, 6.25%, 05/01/2014	1,000,000	1,041,800
West Ottawa, MI Pub. Sch. Dist. RB, 0.00%, 05/01/2015 ¤	3,500,000	1,702,225

		62,193,160

ELECTRIC REVENUE 5.1%
Hawaii Dept. of Budget & Fin. RRB, Hawaiian Elec. Co., Inc., 6.60%, 01/01/2025	5,950,000	6,102,796
Illinois Dev. Fin. Auth. PCRB, 7.375%, 07/01/2021	7,275,000	8,154,402
Lehigh Cnty., PA IDA PCRB, Pennsylvania Pwr. & Light Co. Proj. Ser. A, 6.15%, 08/01/2029	345,000	364,051
New Jersey EDA PCRB, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	205,560
New York Energy Research & Dev. Auth. RB, 1.65%, 07/01/2027 VRDN	10,000,000	10,000,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RB, Ser. A, 5.70%, 01/01/2013, (Insd. by MBIA)	2,430,000	2,668,504
Northampton Cnty., PA IDA RB, Metro Edison Co., 6.10%, 07/15/2021	365,000	384,480
San Antonio, TX Elec. & Gas RB, Beverly Enterprises, 5.00%, 02/01/2017	100,000	110,320
Seattle, WA Muni. Light & Pwr. RB, 5.00%, 11/01/2007	12,820,000	13,924,187
St. Charles Parish, LA PCRB, 7.50%, 06/01/2021	1,500,000	1,542,750
Tulsa, OK Pub. Facs. Auth. Solid Wst. RB, Ogden Martin Sys., Inc. Proj., 6.95%, 05/01/2007	270,000	275,494

		43,732,544

GENERAL OBLIGATION - LOCAL 6.1%
Allegheny Cnty, PA GO, Ser. C-43, 5.80%, 09/15/2009	2,300,000	2,304,025
Austin, TX Independent Sch. Dist. GO, 5.60%, 08/01/2009	745,000	799,258
Clark Cnty., NV Sch. Dist. Bldg. & Renovation GO, 6.50%, 06/15/2006	1,000,000	1,082,690
Clark Cnty., NV Sch. Dist. GO, 5.90%, 06/15/2011	19,000,000	20,578,710
Detroit, MI City Sch. Dist. GO, Ser. A, 5.70%, 05/01/2025	2,000,000	2,169,740
District of Columbia GO, 5.75%, 06/01/2007	405,000	410,455
Douglas, Cnty., CO Sch. Dist. No. 1 GO, 6.40%, 12/15/2011	1,000,000	1,024,610
Fontana, CA Unified Sch. Dist. GO, Ser. C, 6.25%, 05/01/2012	2,540,000	2,856,662
Garner, NC GO, 6.50%, 06/01/2006	275,000	287,292
[2]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND (formerly, Evergreen High Income Municipal Bond Fund) SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	$1,400,000	$1,417,934
Hamilton Creek, CO Metro Dist. GO, 11.25%, 12/01/2004 •	180,000	176,848
Jenks Township, PA GO, Ser. A, 2.00%, 07/01/2005	175,000	175,200
Le Mars, IA GO, Ser. A, 5.60%, 06/01/2008	390,000	401,287
Maricopa Cnty., AZ Sch. Dist. 210 GO, 5.50%, 07/01/2017	2,000,000	2,155,580
Mentor, OH GO, 7.15%, 12/01/2011	500,000	532,600
Milwaukee, WI GO, Ser. K, 5.00%, 06/15/2010	1,500,000	1,640,100
New York, NY GO:
5.75%, 08/01/2014	75,000	75,801
Ser. B, 7.50%, 02/01/2005	250,000	251,163
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	2,675,000	2,907,243
Orleans Parish, LA Sch. Board GO, 0.00%, 02/01/2008 ¤	120,000	102,305
Washington, MD Suburban Dist. GO:
3.00%, 06/01/2005	8,735,000	8,841,392
4.00%, 06/01/2005	2,000,000	2,039,240
Wichita, KA GO, 5.65%, 09/01/2008	300,000	301,032

		52,531,167

GENERAL OBLIGATION - STATE 14.6%
California GO, 6.25%, 10/01/2019	15,000	15,217
Connecticut GO:
5.65%, 03/15/2012	270,000	274,968
Ser. C:
5.00%, 05/01/2007	4,850,000	5,227,718
6.50%, 11/01/2007	1,000,000	1,109,910
Ser. D, 5.00%, 08/01/2008	5,000,000	5,480,350
Delaware GO, Ser. A, 4.50%, 08/01/2006	13,500,000	14,210,505
Georgia GO, Ser. D, 6.00%, 09/01/2007	5,300,000	5,898,900
Massachusetts GO, 5.25%, 01/01/2013	10,000,000	10,571,800
Minnesota GO:
4.00%, 08/01/2005	15,230,000	15,585,468
5.00%, 10/01/2004	5,675,000	5,692,649
5.50%, 08/01/2009	2,000,000	2,069,360
New York GO, Ser. C, 5.375%, 10/01/2011	1,000,000	1,048,640
North Carolina GO, 5.00%, 05/01/2006	10,000,000	10,547,300
Ohio GO:
4.75%, 02/01/2018	13,500,000	14,683,545
5.05%, 08/01/2010	2,745,000	2,861,388
6.20%, 08/01/2011	4,500,000	4,782,150
Pennsylvania GO, 5.375%, 05/15/2015	1,000,000	1,075,450
South Carolina GO, Ser. B, 5.00%, 08/01/2006	8,300,000	8,710,850
Washington GO:
5.25%, 09/01/2005	7,300,000	7,568,932
Ser. 96-A, 5.75%, 07/01/2013	7,190,000	7,446,252
Wisconsin GO, 6.10%, 05/01/2014	450,000	451,566

		125,312,918

HOSPITAL 7.5%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, West Pennsylvania Allegheny Hlth., 9.25%, 11/15/2030	3,000,000	3,411,060
Birmingham Carraway, AL Special RB, Methodist Hlth. Sys. Ser. A, 5.875%, 08/15/2015	700,000	735,266
California Hlth. Facs. Fin. Auth. RB:
Asian Cmnty. Ctr., 6.25%, 09/01/2015	250,000	250,790
Cnty. Program, Ser. B, 7.20%, 01/01/2012	115,000	116,806
Connecticut Hlth. & Ed. Facs. Auth. RB:
Bridgeport Hosp. Ser. A, 6.625%, 07/01/2018	200,000	200,808
St. Raphael Hosp. Ser. D, 6.625%, 07/01/2014	295,000	305,886
Dade Cnty., FL Hlth. Facs. Hosp. RB, Baptist Hosp. Miami Proj., 5.25%, 05/15/2013	4,550,000	4,586,081
[3]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND (formerly, Evergreen High Income Municipal Bond Fund) SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	$7,550,000	$7,797,187
Glendale, CA Hlth. Facs. RB, Memorial Hosp. & Hlth. Ctr., 5.60%, 11/15/2025	2,120,000	2,233,250
Harris Cnty., TX Hlth. Facs. Hosp. RB, Hermann Hosp. Proj., 6.375%, 10/01/2024	1,280,000	1,298,022
Hawaii Dept. of Budget & Fin. RRB, St. Francis Med. Ctr., 6.50%, 07/01/2022	3,000,000	3,011,640
Huntington Cnty., PA Hosp. Auth. RB, JC Blair Memorial Hosp., 7.875%, 08/01/2011	885,000	907,160
Jacksonville, FL Hlth. Facs. Hosp. RB, Methodist Hosp.:
Ser. A, 8.00%, 10/01/2006	440,000	431,974
Ser. A, 8.00%, 10/01/2015	8,425,000	8,201,738
Ser. B, 8.00%, 10/01/2015	475,000	462,412
Jefferson Parish, LA Hosp. Dist. 2 RB, 5.25%, 12/01/2015	415,000	431,608
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ser. A, 7.00%, 06/15/2015	405,000	417,251
Lehigh Cnty., PA General Purpose Auth. RB, Ser. A, 6.00%, 07/01/2025	1,000,000	1,023,040
Louisiana Pub. Facs. Auth. Hosp. RB:
6.00%, 11/01/2022	250,000	251,585
Alton Ochsner Med. Foundation, 5.75%, 05/15/2011	80,000	89,370
General Hlth., Inc.:
6.50%, 11/01/2014	350,000	355,845
7.00%, 11/01/2005	100,000	102,470
Lucas Cnty., OH Hosp. Auth. RB:
5.75%, 11/15/2011	750,000	819,757
Promedica Healthcare Obl., 5.75%, 11/15/2009	2,500,000	2,694,325
Macon Cnty., GA Med. Foundation, Inc. RRB, Flint River Cmnty. Hosp., 9.00%, 03/01/2011	750,000	752,258
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	1,585,000	1,634,690
Mississippi Hosp. Equip. & Facs. RB:
Baptist Med. Ctr., 6.50%, 05/01/2010	1,000,000	1,050,830
Rush Med. Foundation:
6.40%, 01/01/2007	160,000	164,927
6.70%, 01/01/2018	940,000	943,788
New Jersey Hlth. Care Facs. RB, St. Joseph Hosp. & Med. Ctr., 5.75%, 07/01/2016	3,390,000	3,556,720
New York Dorm. Auth. RB, Lenox Hill Hosp. Obl. Group, 5.75%, 07/01/2012	800,000	899,760
Norfolk, VA IDA RB, DePaul Med. Ctr., 6.50%, 12/01/2007	1,700,000	1,719,856
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	187,166
Orange Cnty., FL Hlth. Facs. Auth. RB:
Orlando Rgnl. Healthcare, 4.70%, 10/01/2005	370,000	378,318
Ser. A, 6.00%, 11/01/2024	300,000	301,914
Peninsula Port Auth., VA Hosp. Facs. RRB, Whittaker Mem. Hosp., 8.70%, 08/01/2023	495,000	575,462
Philadelphia, PA Hosp. & Higher Ed. Facs. RB, 6.15%, 07/01/2005	2,100,000	2,178,372
Saint Mary, PA Hosp. Auth. RB, Ser. A, 5.00%, 12/01/2006	1,645,000	1,753,751
South Miami, FL Hlth. Facs. RB, Baptist Hlth. Sys. Corp., 5.375%, 10/01/2016	3,000,000	3,104,580
Suffolk Cnty., NY IDA Civic Facs. RB, Huntington Hosp. Proj. Ser. C:
4.70%, 11/01/2009	380,000	401,493
4.90%, 11/01/2010	400,000	425,820
5.00%, 11/01/2011	420,000	447,863
5.10%, 11/01/2012	440,000	468,899
Tarrant, Cnty., TX Hlth. Facs. RB, Adventist Hlth. Sys., 6.125%, 11/15/2022	240,000	242,014
Ward Cnty., ND Hlth. Care Facs. RB, St. Joseph Hosp. Corp. Proj., 8.875%, 11/15/2014	900,000	922,725
Washington Cnty., OK Med. Auth. RB, J. Phillips Hosp., 6.125%, 11/01/2014	1,060,000	1,063,890
Westmoreland Cnty., PA IDRB, Westmoreland Hosp., 6.00%, 07/01/2022	535,000	542,057

Wichita, KS RB, CSJ Hlth. Sys., 7.20%, 10/01/2015	130,000	156,857

		64,009,341

HOUSING 3.7%
Alaska Hsg. Fin. Corp. RB, 6.00%, 06/01/2027	2,000,000	2,089,740
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	3,050,000	219,600
Battery Park, NY City Auth. RB, 10.00%, 06/01/2023	280,000	295,336
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	290,000	247,703
Burnsville, MN MHRB, Summit Park Apts., 5.75%, 07/01/2011	770,000	779,540
[4]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND (formerly, Evergreen High Income Municipal Bond Fund) SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Colorado HFA RB, Ser. B 2, 7.00%, 05/01/2026	$300,000	$302,001
Cook Cnty., IL SFHRB, 0.00%, 07/01/2015 ¤	20,000	3,650
Corpus Christi, TX HFA SFHRB, Ser. A, 7.70%, 07/01/2011	115,000	115,307
De Kalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	910,000	973,855
Delaware Hsg. Auth. RB:
5.20%, 07/01/2006	190,000	193,713
6.00%, 07/01/2018	335,000	343,321
District of Columbia HFA RB:
7.75%, 09/01/2016	152,500	152,860
King Seniors Ctr. Ser. C, 2.25%, 06/01/2006 #	515,000	515,216
Duval Cnty., FL SFHRB:
0.00%, 10/01/2032 ¤	125,000	18,405
6.30%, 06/01/2029	720,000	745,884
East Baton Rouge, LA Mtge. Fin. Auth. SFHRB, 0.00%, 10/01/2014 ¤	545,000	333,589
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,545,000	1,171,215
0.00%, 07/01/2030, (Insd. by FSA) ¤	6,130,000	1,065,271
Franklin Cnty., OH MHRB, Tuttle Park Ser. A, 6.50%, 03/01/2026	485,000	519,382
Idaho Hsg. Agcy. RB, 6.85%, 07/01/2024	75,000	75,110
Indiana HFA RB, 6.80%, 01/01/2017	515,000	515,932
Lake Charles, LA Non-Profit Hsg. RB, Chateau Proj., Ser. A, 7.875%, 02/15/2025	2,375,000	2,460,025
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by GNMA)	105,000	109,426
Loma Linda, CA Collateralized RRB, Multifamily Redlands, 7.375%, 06/01/2009	700,000	708,029
Los Angeles, CA MHRB:
8.10%, 05/01/2017, (Insd. by GNMA)	25,000	25,415
Earthquake Rehab. Proj. Ser. B, 5.85%, 12/01/2027	3,830,000	4,023,798
Los Angeles, CA Mtge. RB, 6.30%, 01/01/2025	240,000	240,283
Luzerne Cnty., PA Hsg. Corp. RB, Freeman Assn., 8.125%, 12/01/2008	405,000	405,956
Manatee Cnty., FL HFA Mtge. RB, 0.00%, 10/01/2015 ¤	8,680	2,751
Manchester, NH Hsg. & Redev. Auth. RB, Ser. B, 0.00%, 01/01/2020, (Insd. by ACA) ¤	1,640,000	722,305
Massachusetts HFA RB:
6.375%, 04/01/2021	5,000	5,050
6.60%, 12/01/2026	55,000	56,256
Ser. A, 6.15%, 10/01/2015, (Insd. by AMBAC)	5,000	5,054
Minnesota HFA RB, 6.50%, 01/01/2026	555,000	557,481
Missouri Hsg. Dev. Commission RB:
7.00%, 09/15/2021	50,000	50,558
7.00%, 09/15/2022, (Insd. by FHA)	100,000	101,021
Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) ¤	425,000	243,215
Mobile, AL Hsg. Assistance Corp. RRB, 7.625%, 08/01/2023, (Insd. by FHA)	290,000	292,888
Nebraska Investment Fin. MHRB, Hardy Bldg. Proj., 8.50%, 10/01/2019	405,000	406,272
Nevada Hsg. Division RB, 7.75%, 04/01/2022	40,000	40,072
New Orleans, LA Hsg. Dev. Corp. RB, Tulane Ave. Proj., 7.875%, 06/01/2010	225,000	226,499
New York Mtge. Agcy. RRB, 6.125%, 10/01/2030	1,270,000	1,301,407
North Carolina Hsg. Fin. & Dev. Auth. SFHRB, Ser. HH, 6.20%, 03/01/2018	595,000	616,598
Odessa, TX Hsg. Fin. Corp. RB, 0.00%, 06/01/2012 ¤	450,000	331,213
Ohio HFA SFHRB, 0.00%, 01/15/2015 ¤	25,000	8,944
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	1,305,000	260,165
Pinellas Cnty., FL HFA SFHRB:
6.25%, 10/01/2025	285,000	288,172
Multi-Cnty. Proj., Ser. A, 6.25%, 08/01/2012, (Insd. by FNMA & GNMA)	455,000	466,416
Rhode Island Hsg. & Mtge. Fin. RB:
6.50%, 04/01/2027	25,000	25,029
7.55%, 10/01/2022	25,000	25,029
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RB, 6.85%, 07/01/2024	3,185,000	3,192,708
St. Louis Cnty., MO MHRB, 5.50%, 09/20/2016	200,000	209,396
[5]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND (formerly, Evergreen High Income Municipal Bond Fund) SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	$790,000	$188,613
Tulare Cnty., CA Hsg. Auth. RB, La Serena Apts. Proj., 7.50%, 08/01/2023	860,000	878,791
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	985,000	952,456
Washington Hsg. Fin. Commission RB, 5.20%, 12/01/2008	95,000	95,588
Wisconsin Hsg. & EDA RB, 6.85%, 11/01/2012	55,000	55,101
Wood Glen, TX Hsg. Fin. Corp. Mtge. RB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022	1,000,000	1,002,010

		31,256,620

INDUSTRIAL DEVELOPMENT REVENUE 16.8%
Beaver Cnty., PA PCRB, 7.625%, 05/01/2020	2,900,000	3,041,955
Bloomington, IL IDRB, Kroger Co., 9.875%, 10/01/2006	595,000	626,476
California PCRB, Southern CA Edison Co.:
6.00%, 07/01/2027	1,320,000	1,323,947
6.40%, 12/01/2024	23,500,000	23,817,570
Casa Grande, AZ IDA RB, Holiday Inn, 8.25%, 12/01/2015	940,000	780,303
Clark Cnty., NV IDRB, Sierra Pacific Resources, 6.70%, 06/01/2022	14,945,000	15,613,789
Clark Cnty., NV IDRRB, Sierra Pacific Resources, 7.20%, 10/01/2022	1,500,000	1,558,200
Clark Cnty., NV PCRB, Sierra Pacific Resources, 6.60%, 06/01/2019	4,460,000	4,552,813
Farmington, NM PCRB, Southern CA Edison Co.:
5.875%, 06/01/2023	5,300,000	5,368,900
7.20%, 04/01/2021	1,150,000	1,197,495
Humbolt Cnty., NV PCRB, Sierra Pacific Resources, 6.55%, 10/01/2013	2,500,000	2,610,250
Humphreys Cnty., TN IDRB, E.I. DuPont De Nemours Corp., 6.70%, 05/01/2024	9,500,000	9,722,205
Illinois Dev. Fin. Auth. PCRRB, Edison Co. Proj., Ser. D, 6.75%, 03/01/2015, (Insd. by AMBAC)	3,400,000	3,549,668
Kanawha Cnty., WV IDRB, Union Carbide, 8.00%, 08/01/2020	1,930,000	1,932,470
Liberty Cnty., GA IDA RB, Leconte Properties, Inc., Proj., 7.875%, 12/01/2014	200,000	184,284
Maricopa Cnty., AZ IDRB:
6.50%, 10/01/2025	3,200,000	3,433,504
6.625%, 07/01/2026	2,500,000	2,755,725
Maryland Indl. Fin. Auth. EDRB, 7.125%, 07/01/2006	20,000	20,088
McKean Cnty., PA IDA RB, Corning Glass Works Proj., 7.75%, 06/01/2005	200,000	208,210
Mercer Cnty., ND PCRB, MDU Resources Group Dakota Util. Proj., 6.65%, 06/01/2022	1,000,000	1,003,870
Mercer Cnty., PA IDA RB, Kroger Co., 13.00%, 06/01/2007	505,000	514,408
Mississippi Business Fin. Corp. RB, E.I. DuPont De Nemours Corp., 7.15%, 05/01/2016	150,000	153,075
New Jersey EDA RB:
6.30%, 06/01/2015	1,755,000	1,842,382
Holt Hauling & Warehousing, 8.40%, 12/15/2015 •	1,000,000	805,000
New York Energy Research & Dev. Auth. PCRRB, 6.05%, 04/01/2034	1,395,000	1,427,671
Ohio Air Quality Dev. Auth. PCRB, Columbus Southern Pwr. Co., 6.375%, 12/01/2020	1,000,000	1,010,000
Pleasants Cnty., WV PCRB, 6.15%, 05/01/2015	10,000,000	10,480,900
Prince Georges Cnty., MD PCRB, Potomac Elec. Pwr. Co., 6.00%, 09/01/2022	390,000	390,417
Salem Cnty., NJ PCRB:
Atlantic City Electric Co., 6.15%, 06/01/2029	10,000,000	10,230,600
E.I. DuPont De Nemours Corp., Ser. A, 6.50%, 11/15/2021	1,150,000	1,162,593
San Diego, CA IDRRB, San Diego Gen. Elec., 5.90%, 09/01/2018	575,000	582,538
South Charleston, WV IDRB, Union Carbide, 8.00%, 08/01/2020	3,230,000	3,234,134
South Dakota Econ. Dev. Fin. RB, 4.95%, 04/01/2009	500,000	526,975
St. Charles Parish, LA PCRB, Union Carbide, 7.35%, 11/01/2022	3,250,000	3,232,775
St. Paul, MN Port Auth. IDA RB, Lottery:
Ser. K, 9.50%, 12/01/2014, (Insd. by FGIC)	200,000	205,968
Ser. N, 10.00%, 12/01/2014, (Insd. by FGIC)	225,000	229,752
West Feliciana Parish, LA PCRB, Energy Gulf States:
7.70%, 12/01/2014	2,725,000	2,758,572
9.00%, 05/01/2015	15,450,000	16,207,050
West Jordan, UT IDRRB, Boise Cascade Corp., 6.20%, 07/15/2007	1,130,000	1,132,011
[6]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND (formerly, Evergreen High Income Municipal Bond Fund) SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.13%, 06/01/2013	$3,405,000	$3,880,066
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	450,485

		143,759,094

LEASE 1.5%
Alameda Cnty., CA COP, Fin. Proj., 6.00%, 09/01/2021	3,425,000	3,777,227
Brunswick Cnty., VA Lease RB, 5.75%, 07/01/2012	2,000,000	2,173,240
Los Angeles, CA COP, 5.40%, 12/01/2010	1,140,000	1,173,630
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%, 07/01/2022	115,000	115,239
Prince William Cnty., VA Lease COP, 5.50%, 12/01/2010, (Insd. by MBIA)	1,680,000	1,790,225
South San Joaquin, CA Irrigation Dist. COP, 5.50%, 01/01/2015	500,000	506,070
St. Louis, MO Muni. Fin. Corp. RB, 0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	920,760
Utah Building Ownership Auth. RB, 5.625%, 05/15/2013	2,000,000	2,098,400

		12,554,791

MISCELLANEOUS REVENUE 2.0%
Gulf Breeze, FL Local Govt. RB, 1.32%, 12/01/2015 VRDN	240,000	240,000
Harrisburg, PA Auth. RB, Pooled Bond Prog. Ser. I, 5.60%, 04/01/2011	1,000,000	1,079,800
Lewis & Clark Cnty., MT Env. RB, Asarco, Inc., 5.85%, 10/01/2033	300,000	211,851
Maine Muni. Bond Bank RB, 5.85%, 11/01/2020	500,000	506,560
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	415,000	427,533
Montana Board of Investment RB, Workers Compensation Prog., 6.875%, 06/01/2011	2,800,000	3,094,896
Southwest Virginia Regl. Jail Auth. RB, 3.00%, 09/01/2006	3,000,000	3,034,200
Washoe Cnty., NV Gas Facs. RB, 6.55%, 09/01/2020	3,000,000	3,075,000
Wyoming Farm Loan Board RB, 6.10%, 04/01/2024	5,000,000	5,107,200

		16,777,040

PORT AUTHORITY 2.2%
Hillsborough Cnty., FL Port Auth. Dist. RB, 5.75%, 06/01/2013	250,000	261,545
New York & New Jersey Port Auth. RB:
6.10%, 08/01/2012	10,045,000	10,317,923
97th Ser., 6.375%, 07/15/2013	8,200,000	8,416,644

		18,996,112

POWER 1.7%
M-S-R Pub. Pwr. Agcy., CA San Juan Proj. RB, 6.00%, 07/01/2022	605,000	611,171
Salt River, AZ Agricultural Impt. & Pwr. Dist. Elec. Sys. RB, Ser. C, 4.80%, 01/01/2007	3,195,000	3,400,119
Southern California Pub. Pwr. Auth. Proj. RB, 5.00%, 07/01/2017	400,000	401,172
Texas Muni. Pwr. Agcy. RB, 4.75%, 09/01/2012	5,000,000	5,012,850
Utah Intermountain Pwr. Agcy. RB, 5.00%, 07/01/2013	2,220,000	2,226,549
Washington Pub. Pwr. Supply Sys. Nuclear Prog. No. 2 RRB, Ser. A, 7.25%, 07/01/2006	2,705,000	2,976,311

		14,628,172

PUBLIC FACILITIES 1.1%
Austin, TX Convention Enterprise, RB:
6.60%, 01/01/2021	2,000,000	2,089,520
6.70%, 01/01/2028	500,000	522,335
Cleveland, OH Non-Tax Cleveland Stadium RB, 0.00%, 12/01/2009 ¤	810,000	602,600
Crossings at Fleming Island, FL RB, Country Place Hlth. Ctr., Inc. Proj. Ser. 1996A, Ser. A,
5.60%, 05/01/2012	2,000,000	2,273,680
Lake Villa, IL Pub. Library Dist. RB, 5.60%, 01/01/2012	500,000	524,230
Los Angeles Cnty., CA Pub. Works Financing Lease RB, 5.25%, 12/01/2016	315,000	322,128
Miami, FL Sports & Exhibition Auth. RB, 6.15%, 10/01/2020	1,420,000	1,425,027
New Orleans, LA Exhibit Hall Hotel RB, 0.00%, 07/15/2006 ¤	875,000	765,914
St. Charles, IL Park Dist. RB, 4.80%, 12/01/2010	425,000	444,724
West Jefferson, AL Amusement & Pub. Park Auth. RB, Visionland, Alabama Proj.,
7.50%, 12/01/2008	605,000	662,832

		9,632,990

[7]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND (formerly, Evergreen High Income Municipal Bond Fund) SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 1.2%
California Inland Empire Solid Wst. Auth. RB, 6.00%, 02/01/2006	$1,000,000	$1,060,110
Connecticut Solid Wst. Disposal Facs. Dev. Auth. RB, Pfizer, Inc. Proj., 7.00%, 07/01/2025	7,000,000	7,425,600
Maine Regl. Wst. Sys. RB, Ser. P, 6.25%, 07/01/2010	1,000,000	1,057,700
Pasco Cnty., FL Solid Wst. RB, 6.00%, 04/01/2010	400,000	450,412
Union Cnty., NJ Util. Solid Wst., Ogden Martin Ser. A, 5.00%, 06/01/2015	325,000	337,958

		10,331,780

SALES TAX 2.5%
Compton, CA Cmnty. Redev. Agcy. RB, 6.50%, 08/01/2013	3,000,000	3,188,580
Illinois Metro. Pier & Expo. Auth. RB, 5.50%, 06/01/2011	500,000	524,215
Los Angeles, CA Cmnty. Redev. Agcy. Tax Allocation RB, Prerefunded Ser. G, 6.75%, 07/01/2010	930,000	951,474
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	16,070,000	16,957,064

		21,621,333

SOLID WASTE 0.2%
Charleston Cnty., SC Solid Wst. RB, 6.50%, 01/01/2009	1,405,000	1,456,915

SPECIAL TAX 0.6%
Connecticut Special Tax Obligation RB, 6.50%, 10/01/2007	2,250,000	2,547,630
Hoffman Estates, IL Tax Increment RB, 0.00%, 05/15/2005 ¤	500,000	489,335
Ontario, CA Redev. Fin. Auth. RB, 5.80%, 08/01/2023	1,500,000	1,534,140
Orange Cnty., FL Tourist Dev. Tax RB, 6.00%, 10/01/2016	335,000	336,062

		4,907,167

STUDENT LOAN 0.2%
Massachusetts Ed. Loan Auth. RB, 6.00%, 01/01/2012	150,000	154,187
Nebraska Higher Ed. Loan Prog. RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,100,000	966,126
New Jersey Higher Ed. Student Assistance Auth. RB, 5.50%, 06/01/2006	150,000	154,396

		1,274,709

TOBACCO REVENUE 3.9%
Tobacco Settlement Auth. IA RRB:
5.30%, 06/01/2025	2,695,000	2,243,426
5.60%, 06/01/2035	12,330,000	9,711,724
6.125%, 06/01/2032	4,000,000	3,507,680
6.25%, 06/01/2042	2,000,000	1,720,020
Tobacco Settlement Auth. WA RB, 6.625%, 06/01/2032	150,000	137,178
Tobacco Settlement Fin. Corp., LA RB, 5.875%, 05/15/2039	8,500,000	7,143,740
Tobacco Settlement Fin. Corp., NJ RB:
5.75%, 06/01/2032	5,340,000	4,833,982
6.00%, 06/01/2037	2,000,000	1,664,820
6.125%, 06/01/2042	2,500,000	2,102,075

		33,064,645

TRANSPORTATION 5.0%
Arkansas Fed. Hwy. Grant Anticipation Tax RB, 3.50%, 08/01/2007	5,000,000	5,204,600
Indiana Trans. Auth. Toll Road RB, 5.00%, 07/01/2014	1,000,000	1,002,840
Indiana Trans. Fin. Auth. RRB, 5.75%, 07/01/2011	18,960,000	20,566,102
Massachusetts Bay Trans. Auth. RB, 5.25%, 03/01/2013	1,225,000	1,301,722
New Jersey Turnpike Auth. RB, Ser. C, 6.50%, 01/01/2008	1,850,000	2,095,957
New York Thruway Auth. RB, 5.50%, 01/01/2006	1,000,000	1,032,600
Oregon Dept. of Trans. Highway RB, 5.00%, 11/15/2005	1,000,000	1,041,450
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	1,355,000	1,420,175
[8]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND (formerly, Evergreen High Income Municipal Bond Fund) SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Rail Connections, Inc., MA RB, Rte. 128 Parking:
Ser. B, 0.00%, 07/01/2023 ¤	$3,855,000	$1,377,237
Ser. B, 0.00%, 07/01/2024 ¤	4,000,000	1,339,840
Ser. B, 0.00%, 07/01/2025 ¤	4,140,000	1,300,167
Ser. B, 0.00%, 07/01/2026 ¤	4,195,000	1,235,218
Ser. B, 0.00%, 07/01/2027 ¤	4,430,000	1,222,990
Ser. B, 0.00%, 07/01/2028 ¤	4,495,000	1,163,486
Ser. B, 0.00%, 07/01/2029 ¤	4,640,000	1,126,035

		42,430,419

UTILITY 1.1%
Austin, TX Util. Sys. RB, Ser. A, 5.60%, 05/15/2007	1,550,000	1,570,631
Douglas Cnty., WA Pub. Util. Dist. RRB, Ser. B, 2.00%, 09/01/2005	1,815,000	1,823,730
Escambia Cnty., FL Util. Sys. RB, 5.00%, 01/01/2007	2,000,000	2,137,960
Northern Colorado Wtr. Conservancy Dist. RB, 6.50%, 12/01/2012	2,800,000	3,122,896
Oxnard, CA Fin. Auth. Solid Wst. RB, 5.75%, 05/01/2010	1,000,000	1,044,170

		9,699,387

WATER & SEWER 5.2%
Arkansas Cmnty. Wtr. Sys. Pub. Auth. RB, 2.40%, 10/01/2005	3,600,000	3,602,520
Bexar, TX Metro. Wtr. Dist. Wtrworks. RB, 5.875%, 05/01/2022	2,945,000	3,074,933
Bixby, OK Pub. Works Auth. Util. RRB, 7.25%, 11/01/2019	1,750,000	1,801,572
Cherokee Cnty., GA Wtr. & Swr. RB, 6.90%, 08/01/2018	5,000	5,021
Coastal Wtr. Auth., TX Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,098
Colorado River, TX Muni. Wtr. Sys. RB, 5.00%, 01/01/2005	5,090,000	5,151,436
Contra Costa, CA Wtr. Dist. RB, Ser. G, 6.00%, 10/01/2011	4,000,000	4,096,040
Gwinnett Cnty., GA Wtr. & Sewage RB, Ser. A, 5.00%, 08/01/2006	3,045,000	3,231,476
Hollister, CA Pwr. Fin. RRB, Swr. Sys. Impt. Proj., 5.75%, 12/01/2011	3,815,000	3,891,453
Massachusetts Wtr. PCRB, Ser. 1, 5.30%, 08/01/2005	1,000,000	1,013,100
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	405,000	415,328
Mount Clemens, MI RB, Wstwtr. Treatment Facs., 4.00%, 11/01/2006	185,000	187,503
Northeast Morgan Cnty., AL Wtr. & Swr. RB, Ser. A, 5.50%, 05/01/2015	500,000	522,005
San Diego, CA Swr. RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,810,420
Sunrise, FL Util. Sys. RB, 5.75%, 10/01/2026	2,000,000	2,182,220
Valley Forge, PA Wtr. & Swr. Auth. RB, 4.30%, 01/01/2012	200,000	200,134
Washoe Cnty., NV Wtr. Facs. RB, Sierra Pacific Pwr., 6.65%, 06/01/2017	10,000,000	10,404,000

		44,609,259

Total Municipal Obligations (cost $836,113,268)		835,121,161

	Shares	Value

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $11,296,312)	11,296,312	11,296,312

Total Investments (cost $847,409,580) 98.9%		846,417,473
Other Assets and Liabilities 1.1%		9,716,422

Net Assets 100.0%		$856,133,895

[9]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND (formerly, Evergreen High Income Municipal Bond Fund) SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
#	When-issued or delayed delivery security.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Association
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2004.

[10]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND (formerly, Evergreen High Income Municipal Bond Fund) SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2004:

California	9.1%
Nevada	7.0%
New York	6.6%
Ohio	4.7%
Florida	4.6%
Pennsylvania	4.6%
Washington	4.5%
Louisiana	4.3%
New Jersey	4.3%
Massachusetts	4.2%
Texas	4.2%
Minnesota	3.0%
Illinois	2.8%
Indiana	2.8%
Connecticut	2.7%
Vermont	2.2%
West Virginia	1.9%
Michigan	1.8%
North Carolina	1.8%
Delaware	1.7%
Arizona	1.6%
Georgia	1.5%
Iowa	1.5%
Maryland	1.5%
South Carolina	1.5%
Virginia	1.5%
Tennessee	1.2%
Hawaii	1.1%
Arkansas	1.0%
District of Columbia	0.8%
New Mexico	0.8%
Utah	0.8%
Rhode Island	0.6%
Wyoming	0.6%
Colorado	0.5%
Oklahoma	0.5%
Wisconsin	0.5%
Montana	0.4%
Alabama	0.3%
Mississippi	0.3%
Alaska	0.2%
Maine	0.2%
Missouri	0.2%
Nebraska	0.2%
North Dakota	0.2%
Kansas	0.1%
New Hampshire	0.1%
Oregon	0.1%
South Dakota	0.1%
Non-state specific	1.3%

100.0%

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $848,032,476. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,971,020 and $9,586,023, respectively, with a net unrealized depreciation of $1,615,003.

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.3% AIRPORT 3.8%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$2,495,000	$2,770,348
Dallas-Fort Worth, TX Intl. Arpt. RB:
RITES-PA-1147R-A, 9.07%, 05/01/2011, (Insd. by MBIA) +	6,000,000	6,939,240
RITES-PA-1147R-B, 9.07%, 05/01/2011, (Insd. by FSA) +	2,840,000	3,257,991
Denver, CO City & Cnty. Arpt. RB, Ser. A, 7.50%, 11/15/2023, (Gtd. by XLCA-ICR)	5,480,000	5,652,236
Memphis-Shelby Cnty., TN Arpt. Auth. RB:
7.76%, 03/01/2015, (Insd. by FSA) +	6,250,000	7,418,563
TOC, 1.42%, 03/01/2009, (Insd. by FSA & Liq.: Toronto-Dominion) VRDN	6,245,000	6,245,000
Susquehanna, PA Area Regl. Arpt. Auth. RB, Aero Harrisburg LLC Proj., 5.50%, 01/01/2024	1,000,000	870,890

		33,154,268

COMMUNITY DEVELOPMENT DISTRICT 0.4%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,410,478

CONTINUING CARE RETIREMENT COMMUNITY 1.8%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	720,202
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	4,799,150
St. Louis Cnty., MO IDA Hlth. Facs. RB, Mother of Perpetual Help,
6.40%, 08/01/2035, (Insd. by GNMA)	495,000	532,457
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033	3,500,000	3,671,535
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	6,267,360

		15,990,704

EDUCATION 2.6%
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020,
(Insd. by AMBAC)	1,315,000	1,419,858
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,235,599
Massachusetts Dev. Fin. Agcy. RB, MA College of Pharmacy Allied Proj., 6.375%, 07/01/2023	1,000,000	1,106,240
New Jersey EDA RB, Sch. Facs. Construction, Ser. G, 5.00%, 09/01/2021, (Insd. by AMBAC)	10,505,000	11,105,256
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026	1,640,000	2,047,031
University of Massachusetts Bldg. Auth. Proj. RRB:
Sr. Ser. 04-1, 5.25%, 11/01/2022, (Insd. by AMBAC)	2,000,000	2,160,160
Sr. Ser. 04-1, 5.375%, 11/01/2021, (Insd. by AMBAC)	2,500,000	2,756,125
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019	1,000,000	1,059,920

		22,890,189

ELECTRIC REVENUE 2.6%
Monroe Cnty., MI EDA RB, Detroit Edison Co., 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	13,094,600
New York Energy Research & Dev. Auth. PCRB, 5.15%, 03/01/2016	4,000,000	4,090,240
Sacramento, CA Muni. Util. Dist. Elec. RRB:
Ser. T, 5.25%, 05/15/2022, (Insd. by FGIC)	2,500,000	2,703,175
Ser. T, 5.25%, 05/15/2023, (Insd. by FGIC)	2,500,000	2,686,675
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	602,190

		23,176,880

GENERAL OBLIGATION - LOCAL 8.9%
Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty., 7.00%, 12/01/2015,
(Insd. by MBIA)	2,000,000	2,523,280
Berkeley Cnty., SC GO, Refunding Impt.:
5.00%, 09/01/2021, (Insd. by FSA)	1,240,000	1,311,809
5.00%, 09/01/2022, (Insd. by FSA)	1,120,000	1,177,142
5.00%, 09/01/2023, (Insd. by FSA)	1,120,000	1,169,504
Chicago, IL GO, Refunding, Ser. A, 5.00%, 01/01/2025, (Insd. by FSA)	2,000,000	2,055,440
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	1,665,000	1,825,572
Douglas Cnty., CO Sch. Dist. Number 1 GO, Douglas & Elbert Cnty., 5.75%, 12/15/2022,
(Insd. by FGIC)	2,000,000	2,290,900
[1]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued GENERAL OBLIGATION - LOCAL continued
El Paso Cnty., CO Sch. Dist. 11 GO:
6.50%, 12/01/2012	$2,310,000	$2,818,015
7.10%, 12/01/2013	2,000,000	2,552,240
Fairfield-Suisun, CA Unified Sch. Dist. GO, Election 2002, 5.50%, 08/01/2028, (Insd. by MBIA)	3,000,000	3,250,230
Grand Prairie, TX Independent Sch. Dist. GO, 5.80%, 02/15/2023, (Gtd. by PSF)	40,000	44,860
Harris Cnty., TX GO, Refunding, 5.00%, 10/01/2023	3,305,000	3,400,118
King Cnty., WA Sch. Dist. Number 411 Issaquah GO, Refunding, 6.375%, 12/01/2008	10,000,000	11,069,300
Larimer Cnty., CO Sch. Dist. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,902,635
Los Angeles, CA Unified Sch. Dist. GO, Ser. F, 5.00%, 07/01/2021, (Insd. by FGIC)	15,790,000	16,677,556
Methuen, MA GO, 5.625%, 11/15/2015, (Insd. by FSA)	500,000	545,715
New Haven, CT GO, 5.00%, 05/01/2019, (Insd. by MBIA)	5,000,000	5,340,250
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	500,000	655,630
Prince George's Cnty., MD GO, Cons. Pub. Impt., 5.25%, 12/01/2017	2,000,000	2,201,380
San Diego, CA Unified Sch. Dist. GO:
Election 1998, Ser. D, 5.25%, 07/01/2025, (Insd. by FGIC)	5,000,000	5,640,150
Ser. F, 5.00%, 07/01/2026, (Insd. by FSA) #	8,000,000	8,212,080
Worcester, MA GO, Muni. Purpose Loan, Ser. A, 5.25%, 08/01/2012, (Insd. by AMBAC)	300,000	322,782

		77,986,588

GENERAL OBLIGATION - STATE 5.6%
California GO:
5.25%, 02/01/2026, (Insd. by MBIA)	5,000,000	5,245,850
5.25%, 02/01/2027, (Insd. by MBIA)	5,000,000	5,235,150
Refunding, 5.25%, 12/01/2022, (Insd. by FSA)	10,610,000	11,440,232
Connecticut GO, Ser. D, 5.375%, 11/15/2021	5,000,000	5,450,600
Ohio GO, Common Sch., Capital Facs., Ser. B, 5.00%, 09/15/2020	4,780,000	5,056,475
Texas GO, Veteran's Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	1,000,000	1,051,410
Washington GO:
Ser. A, 5.00%, 07/01/2023, (Insd. by FSA)	10,000,000	10,409,300
Ser. A, 6.75%, 02/01/2015	1,000,000	1,226,890
Ser. B & AT-7, 6.40%, 06/01/2017	3,750,000	4,609,688

		49,725,595

HOSPITAL 14.2%
Camden Cnty., NJ Impt. Auth. RB, Hlth. Care Redev., Cooper Hlth., Ser. A, 5.75%, 02/15/2034	5,500,000	5,528,765
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth., 6.50%, 11/15/2023	4,000,000	4,399,680
Delaware Hlth. Facs. Auth. RB, Catholic Hlth. East, Ser. D, 5.75%, 11/15/2033	1,200,000	1,255,740
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,248,565
Illinois Hlth. Facs. Auth. RB:
Lake Forest Hosp.:
Ser. A, 6.00%, 07/01/2017	2,700,000	2,971,242
Ser. A, 6.25%, 07/01/2022	4,200,000	4,583,376
RITES-PA 848R-A, 9.18%, 02/15/2013, (Insd. by FSA) +	1,340,000	1,634,237
RITES-PA 848R-B, 9.18%, 02/15/2014, (Insd. by FSA) +	1,415,000	1,698,142
RITES-PA 848R-C, 9.18%, 02/15/2015, (Insd. by FSA) +	865,000	1,028,848
RITES-PA 848R-D, 9.18%, 02/15/2016, (Insd. by FSA) +	1,575,000	1,873,336
Jefferson Cnty., TX Hlth. Facs. Dev. Corp. of TX RB, FHA Mtge. Baptist Hosp., 5.50%, 08/15/2041,
(Insd. by AMBAC)	7,250,000	7,512,232
Lorain Cnty., OH Hosp. RB, RITES-PA-892R-C, 9.66%, 10/01/2018 +	2,500,000	2,940,300
Marshall Cnty., AL Hlth. Care Auth. RB:
Ser. A, 5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co.)	1,350,000	1,475,564
Ser. A, 5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co.)	1,050,000	1,081,416
Ser. A, 6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co.)	1,000,000	1,083,470
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Doctor's Cmnty. Hosp., Inc., 5.75%, 07/01/2013	3,845,000	3,886,911
[2]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued HOSPITAL continued
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs.:
Ser. A, 6.25%, 08/15/2014	$2,765,000	$3,072,634
Ser. A, 6.25%, 08/15/2022	5,000,000	5,279,700
Ser. A, 6.375%, 08/15/2027	3,000,000	3,130,710
Ser. A, 6.50%, 08/15/2032	5,000,000	5,246,300
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	3,055,800
New Hampshire Higher Edl. & Hlth. Facs. Auth. RB, Frisbie Mem. Hosp., 6.125%, 10/01/2013	6,155,000	6,297,981
New Jersey Hlth. Care Facs. RB, 6.125%, 07/01/2012, (Insd. by AMBAC)	430,000	440,475
New York Dorm. Auth. RB, Wyckoff Heights Hosp., 5.20%, 02/15/2014, (Insd. by MBIA)	1,000,000	1,090,070
New York Med. Care Facs. Fin. Agcy. RB, Hlth. Ctr. Proj., Ser. A, 6.375%, 11/15/2019	3,575,000	3,826,029
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., 5.25%, 11/15/2018	2,000,000	2,093,400
Pennsylvania Higher Edl. Facs. Auth. RB, UMPC Hlth. Sys., Ser. A, 6.25%, 01/15/2018	6,005,000	6,581,000
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	4,950,000	5,024,794
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Impt. Proj., Ser. C, 7.00%, 08/01/2030	7,500,000	8,236,350
Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012	940,000	1,003,036
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	814,470
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	5,000,000	5,590,700
Wisconsin Hlth. & Edl. Facs. Auth. RB:
Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	3,928,840
Synergy Health, Inc. Proj., 6.00%, 11/15/2023	2,450,000	2,526,587
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Svcs., 6.25%, 08/15/2022	7,500,000	8,175,150

		124,615,850

HOUSING 7.0%
Alabama HFA SFHRB, Ser. D-1, 6.00%, 10/01/2016, (Insd. by GNMA)	790,000	824,831
Aurora, CO Hsg. Auth. MHRB, 6th Avenue Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bank)	2,800,000	2,969,484
Chicago Heights, IL Residential Mtge. RB, 0.00%, 06/01/2009 ¤	230,000	163,314
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by GNMA, FHLMC & FNMA)	225,000	226,467
Colorado HFA RB, Single Family Proj., Sr. Ser. D-2, 6.90%, 4/1/2029	1,175,000	1,178,842
Colorado Hsg. & Fin. Auth. RB, Single Family Mtge., Class 3, Ser. B-5, 4.80%, 05/01/2030	4,000,000	4,103,440
Delaware Hsg. Auth. RB, Single Family Mtge., Ser. A, 6.70%, 01/01/2033	3,460,000	3,730,849
Georgia HFA SFHRB, Sub. Ser. D-4, 5.65%, 06/01/2021	740,000	776,896
Idaho Hsg. & Fin. Assn. RB, Single Family Mtge., Sr. Ser. D-2, 6.30%, 07/01/2025	1,830,000	1,931,785
Idaho Hsg. Agcy. RB, Sr. Ser. D-1, 8.00%, 01/01/2020, (Insd. by FHA)	20,000	20,152
Indiana Hsg. Fin. SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	2,410,000	2,519,077
Maine HFA Mtge. Purchase RB:
Ser. C-2, 6.05%, 11/15/2028	2,425,000	2,517,296
Ser. D-2, 5.80%, 11/15/2016	2,170,000	2,217,154
Massachusetts Hsg. Fin. Agcy. SFHRB:
Ser. 52, 6.00%, 06/01/2014, (Insd. by MBIA)	85,000	85,471
Ser. 79, 5.85%, 12/01/2021, (Insd. by FSA)	100,000	105,059
Minnesota Hsg. Fin. Agcy. RB, Single Family Mtge., 6.00%, 07/01/2022	4,430,000	4,742,226
Mississippi Home Corp. SFHRB, Ser. B, Class 7, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	1,125,000	1,203,007
Missouri Hsg. Dev. Commission Mtge. RB, Single Family Homeowner's Loan, Ser. A-2,
6.30%, 03/01/2030	40,000	41,936
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. B, 6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	110,000	112,639
Ser. B, 6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	510,000	522,831
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co.)	5,940,000	6,324,734
Oklahoma Hsg. Dev. Auth. RB, Lease Purchase Proj., Ser. A, 5.10%, 11/01/2005	10,000,000	10,384,500
South Carolina Hsg. Fin. & Dev. Auth RB, 6.35%, 07/01/2019	1,640,000	1,727,018
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014,
(Insd. by FNMA)	1,120,000	1,200,819
Tennessee Hsg. Dev. Agcy. RB, Homeownership Program:
4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	2,245,000	2,270,077
5.00%, 07/01/2034	5,000,000	5,265,400
[3]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued HOUSING continued
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	$185,000	$195,504
Wyoming CDA Hsg. RB:
Ser. 3, 4.80%, 06/01/2016	1,015,000	1,058,340
Ser. 7, 5.65%, 06/01/2017	2,790,000	3,012,698

		61,431,846

INDUSTRIAL DEVELOPMENT REVENUE 15.1%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	19,875,000	20,796,007
Bucks Cnty., PA IDA RB, Wst. Mgmt., Inc. Proj., 4.90%, 12/01/2022	7,700,000	7,997,759
California Pollution Ctl. Fin. Auth. PCRRB, Pacific Gas & Electric, Ser. C, 3.50%, 12/01/2023,
(Insd. by FGIC)	9,000,000	9,258,030
California Pollution Ctl. Fin. Auth. Solid Wst. RB, Republic Svcs., Inc. Proj., Ser. B,
5.25%, 06/01/2023	5,200,000	5,427,084
Cass Cnty., TX IDA RB, Intl. Paper Co. Proj., 6.25%, 04/01/2021	3,965,000	4,148,897
Chesterfield Cnty., VA IDA PCRB, VA Elec. & Pwr. Co.:
Ser. A, 5.875%, 06/01/2017	3,000,000	3,295,620
Ser. B, 5.875%, 06/01/2017	1,500,000	1,647,810
Connecticut Dev. Auth. PCRRB, CT Light & Pwr., Ser. B, 5.95%, 09/01/2028	2,535,000	2,651,813
Eastern CT Resource Recovery Auth. Solid Wst. RB, Wheelabrator Lisbon, Inc. Proj.:
Ser. A, 5.50%, 01/01/2014	7,000,000	7,019,040
Ser. A, 5.50%, 01/01/2015	5,000,000	5,003,600
Gulf Coast Wst. Disposal Auth., TX RB:
Wst. Mgmt. of Texas, Inc., Ser. B, 2.85%, 05/01/2028	6,000,000	6,052,200
Wst. Mgmt., Inc., Convertible, Ser. D, 3.20%, 04/01/2012	14,000,000	14,052,500
Illinois Dev. Fin. Auth. PCRRB, Edison Co. Proj., Ser. D, 6.75%, 03/01/2015, (Insd. by AMBAC)	4,000,000	4,176,080
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj.:
5.10%, 01/15/2017, (Gtd. by FedEx)	10,000,000	10,286,300
5.50%, 05/01/2029, (Gtd. by FedEx)	3,500,000	3,495,485
Lehigh Cnty., PA IDA PCRRB, PA Pwr. & Light Co. Proj., Ser. B, 6.40%, 09/01/2029,
(Insd. by MBIA)	1,000,000	1,023,590
Maricopa Cnty., AZ PCRRB, El Paso Elec. Proj., 6.375%, 08/01/2015	5,000,000	5,150,400
Martin Cnty., NC Indl. Facs. & Pollution Ctl. Auth. PCRB, Weyerhaeuser Co. Proj., 6.80%,
05/01/2024	5,500,000	5,634,695
Monroe Cnty., GA PCRB, Oglethorpe Pwr. Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,168,460
Nevada Dept. of Business & Inds. RB, Republic Services, Inc. Proj., 5.625%, 12/01/2026	5,000,000	5,266,900
Rhode Island Indl. Facs. Corp. Solid Wst. Disposal RB, Wst. Mgmt., Inc. Proj., Ser. A, 2.75%,
04/01/2016	2,000,000	1,993,820
Russell Cnty., VA IDA PCRRB, Appalachian Pwr. Co. Proj., Ser. I, 2.70%, 11/01/2007	5,000,000	4,996,650
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	2,000,000	2,147,580

		132,690,320

LEASE 2.8%
Dorchester Cnty., SC Sch. Dist. Number 002 Installment Purchase RB, Growth Remedy
Opportunity Tax Hike:
5.25%, 12/01/2020	1,725,000	1,820,030
5.25%, 12/01/2021	2,380,000	2,491,241
Greenville Cnty., SC Sch. Dist. RB, 5.50%, 12/01/2028	5,000,000	5,199,400
Maryland Economic Dev. Corp. Lease RB, Aviation Administration Facs.:
5.375%, 06/01/2021, (Insd. by FSA)	4,540,000	4,833,829
5.375%, 06/01/2022, (Insd. by FSA)	2,555,000	2,707,073
New York City, NY IDA Civic Facs. RB, USTA Natl. Tennis Ctr. Proj., 6.375%, 11/15/2014	2,250,000	2,318,355
Ohio Bldg. Auth. RB, State Facs. Adult Correctional Proj., Ser. A, 5.00%, 04/01/2021,
(Insd. by MBIA)	3,785,000	4,000,329
Pima Cnty., AZ IDA RB, 7.25%, 07/15/2010	905,000	954,142

		24,324,399

[4]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued MISCELLANEOUS REVENUE 6.4%
Bay Area Govt. Assn. CA RB, Tax Allocation, CA Redev. Agcy. Pool, Ser. A-2, 6.40%, 12/15/2014,
(Insd. by FSA)	$2,000,000	$2,067,960
Clarence, NY IDA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	1,710,000	1,828,383
New Jersey EDA RB, Sch. Facs. Construction:
Ser. G, 5.00%, 09/01/2020, (Insd. by AMBAC)	10,000,000	10,640,700
Ser. I, 5.00%, 09/01/2025, (Insd. by FGIC)	5,000,000	5,171,050
Ser. I, 5.25%, 09/01/2024	5,000,000	5,270,500
Ser. I, 5.25%, 09/01/2028, (Insd. by FGIC)	2,000,000	2,104,080
Ser. I, 5.25%, 09/01/2029, (Insd. by FGIC)	3,880,000	4,077,182
New York Urban Dev. Corp. RB, Sub. Lien, Corp. Purpose, 5.50%, 07/01/2016	10,000,000	10,664,400
New York, NY GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	5,850,000	6,357,897
Tobacco Settlement Fin. Corp. of NY RB, Ser. A-1, 5.50%, 06/01/2016	7,500,000	8,136,450

		56,318,602

PORT AUTHORITY 1.0%
Port Auth. of NY & NJ RB:
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	6,285,000	6,890,246
Ser. 119, 5.875%, 09/15/2015, (Insd. by FGIC)	1,500,000	1,613,640

		8,503,886

PRE-REFUNDED 2.6%
Delaware Hlth. Facs. Auth. RRB, Med. Ctr. of Delaware, 7.00%, 10/01/2015, (Insd. by MBIA)	510,000	512,402
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,986,510
Metropolitan Pier & Exposition Auth., IL Dedicated State Tax RB, Ser. 2002-A, 0.00%,
06/15/2021 ¤	725,000	322,698
Metropolitan Trans. Auth., NY Trans. Auth. RB, Svcs. Contract, Ser. 7, 5.625%, 07/01/2016	11,600,000	11,749,176
St. Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr. Impt., Ser. A, 5.75%, 02/15/2011,
(Insd. by AMBAC)	950,000	1,023,321
Tampa, FL Allegheny Hlth. Sys. RB, St. Joseph's Hosp., 6.50%, 12/01/2023	500,000	516,445
Tarrant Cnty., TX HFA SFHRB, Ser. A, 0.00%, 09/15/2016 ¤	6,415,000	3,741,036

		22,851,588

PUBLIC FACILITIES 0.3%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	2,000,000	2,333,600

RECREATION 0.3%
Columbia, SC COP, Tourism Dev. Fee, 5.25%, 06/01/2020	2,560,000	2,768,589

RESOURCE RECOVERY 0.2%
Sacramento Cnty., CA Sanitation Dist. RB, Ser. A, 5.875%, 12/01/2027	2,000,000	2,120,640

SALES TAX 0.8%
Jefferson, LA Sales Tax Dist. RRB, 0.00%, 12/01/2016, (Insd. by FSA) ¤	455,000	264,423
Metropolitan Pier & Exposition Auth., IL Dedicated State Tax RB, Ser. 2002-A, 0.00%,
06/15/2021 ¤	1,225,000	541,683
Town Ctr. Impt. Dist., TX Sales & Hotel Occupancy Tax RB:
5.50%, 03/01/2014, (Insd. by FGIC)	5,000	5,630
5.50%, 03/01/2016, (Insd. by FGIC)	5,000	5,561
5.625%, 03/01/2017, (Insd. by FGIC)	5,000	5,604
RITES-PA 884A, 9.18%, 03/01/2014, (Insd. by FGIC) +	910,000	1,139,357
RITES-PA 884B, 9.18%, 03/01/2015, (Insd. by FGIC) +	865,000	1,064,608
RITES-PA 884C, 9.18%, 03/01/2016, (Insd. by FGIC) +	1,015,000	1,242,989
RITES-PA 884D, 9.43%, 03/01/2017, (Insd. by FGIC) +	1,075,000	1,334,591
RITES-PA 884E, 9.43%, 03/01/2018, (Insd. by FGIC) +	1,140,000	1,415,287

		7,019,733

[5]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued SOLID WASTE 0.5%
Harrison Cnty., WV Solid Wst. Disp. RB, 6.75%, 08/01/2024	$2,000,000	$2,048,100
Spokane, WA Regl. Solid Wst. RB, 6.50%, 01/01/2011	2,000,000	2,326,960

		4,375,060

SPECIAL TAX 0.1%
District of Columbia HFA Mtge. SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	850,000	868,403
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	250,000	256,105

		1,124,508

STUDENT LOAN 2.3%
Education Loans, Inc. SD Student Loan RB, 5.60%, 06/01/2020	14,300,000	14,977,391
Massachusetts Edl. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,600,000	1,646,400
Missouri Higher Ed. Student Loan RB, Sub. Ser. F, 6.75%, 02/15/2009	1,000,000	1,035,050
NEBHELP, Inc. NE RB, Jr. Sub. Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	905,000	973,246
Texas GO, College Student Loan, 5.25%, 08/01/2013	1,225,000	1,346,079

		19,978,166

TOBACCO REVENUE 4.5%
Tobacco Settlement Fin. Corp. of Louisiana RB, Ser. 2001-A, 6.36%, 05/15/2025	9,021,648	8,841,757
Tobacco Settlement Fin. Corp. of NJ RB, 5.75%, 06/01/2032	5,065,000	4,585,041
Tobacco Settlement Fin. Corp. of NY RB:
Ser. A-1, 5.25%, 06/01/2013	3,325,000	3,573,776
Ser. A-1, 5.25%, 06/01/2020, (Insd. by AMBAC)	10,000,000	10,784,300
Ser. A-1, 5.50%, 06/01/2014	3,650,000	3,966,856
RITES A-PA 1228, 8.18%, 06/01/2008 +	1,000,000	1,149,640
RITES B-PA 1228, 8.68%, 06/01/2010 +	6,000,000	7,128,360

		40,029,730

TRANSPORTATION 7.4%
California Dept. Trans. RB, Federal Hwy. Grant Anticipation Bonds, Ser. A, 5.00%, 02/01/2015,
(Insd. by FGIC)	10,000,000	11,096,700
Delaware River Joint Toll Bridge RB:
5.25%, 07/01/2017	1,500,000	1,630,140
5.25%, 07/01/2018	1,465,000	1,584,207
Florida GO, Dept. Trans. Right of Way, Ser. A, 5.25%, 07/01/2023	9,000,000	9,766,170
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,665,312
Georgia Road & Thruway Auth. RB, 5.00%, 10/01/2021	3,000,000	3,198,240
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,544,348
Metropolitan Atlanta, GA Rapid Transit Auth., Sales Tax RRB, Ser. P, 6.25%, 07/01/2011,
(Insd. by AMBAC)	4,255,000	5,002,646
New Mexico Fin. Auth. Trans. RB, Ser. A, 5.25%, 06/15/2023, (Insd. by MBIA)	4,000,000	4,294,120
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	4,116,738
Osceola Cnty., FL Trans. RRB, Impt. Osceola Parkway Proj., 5.00%, 4/1/2021	5,000,000	5,312,750
Port Seattle, WA RB, Sub. Lien, Ser. A, 5.50%, 09/01/2020, (Insd. by FGIC)	1,000,000	1,151,620
South Carolina Trans. Infrastructure Bank RRB, Ser. A, 5.25%, 10/01/2025, (Insd. by AMBAC)	9,400,000	10,013,162
St. Clair Cnty., IL Pub. Bldg. Commerce RB, Ser. B, 0.00%, 12/01/2016 ¤	1,650,000	956,142

		65,332,295

WATER & SEWER 6.1%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	18,694,650
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,523,363
Connecticut Dev. Auth. Wtr. Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,095,180
Fulton Cnty., GA Wtr. & Swr. RB, 5.00%, 01/01/2035, (Insd. by FGIC) #	4,000,000	4,074,440
Glendale, AZ Wtr. & Swr. RB, 5.00%, 07/01/2022, (Insd. by AMBAC)	3,675,000	3,859,448
Harrison Cnty., MS Wstwtr. Treatment Mgmt. Dist. RRB, Wstwtr. Treatment Facs., Ser. A, 8.50%,
02/01/2013, (Insd. by FGIC)	1,000,000	1,356,330
Los Angeles, CA Dept. Wtr. & Pwr. Wtrworks. RB, Ser. C, 5.00%, 07/01/2025, (Insd. by MBIA)	3,015,000	3,111,751
Massachusetts Wtr. Pollution Abatement Trust RB, Pool Program, Ser. 9, 5.25%, 08/01/2028	9,000,000	9,421,560
[6]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued WATER & SEWER continued
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	$445,000	$455,502
Ser. E, 6.875%, 06/15/2010	545,000	576,659
Phoenix, AZ Civic Impt. Corp. Wtr. Sys. RB, Jr. Lien, 5.50%, 07/01/2017, (Insd. by FGIC)	2,500,000	2,811,800
Turlock, CA Irrigation Dist. RRB, Ser. A, 6.25%, 01/01/2012, (Insd. by MBIA)	3,005,000	3,484,207

		53,464,890

Total Municipal Obligations (cost $816,533,977)		855,618,404

	Shares	Value

SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $27,988,697)	27,988,697	27,988,697

Total Investments (cost $844,522,674) 100.5%		883,607,101
Other Assets and Liabilities (0.5%)		(4,502,563)

Net Assets 100.0%		$879,104,538

+	Inverse floating rate security
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued or delayed-delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of the security has been segregated for when-issued or delayed-delivery securities.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRRB	Pollution Control Refunding Revenue Bond
FHA	Federal Housing Authority	PSF	Permanent School Fund
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FNMA	Federal National Mortgage Association	RITES	Residual Interest Tax-Exempt Security
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	TOC	Tender Option Certificate
HFA	Housing Finance Authority	VRDN	Variable Rate Demand Note
IDA	Industrial Development Authority

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2004.

[7]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2004:

California	11.1%
New York	9.8%
Texas	9.5%
South Carolina	6.0%
New Jersey	5.5%
Washington	3.6%
Florida	3.6%
Colorado	3.3%
Illinois	3.1%
Connecticut	3.0%
Pennsylvania	2.8%
Indiana	2.6%
Tennessee	2.4%
Massachusetts	2.3%
Alaska	2.1%
Georgia	2.0%
Ohio	2.0%
Virginia	2.0%
Maryland	1.9%
South Dakota	1.7%
Wisconsin	1.7%
Michigan	1.5%
Alabama	1.5%
Arizona	1.4%
New Hampshire	1.4%
Oklahoma	1.3%
Louisiana	1.0%
North Carolina	0.6%
Kansas	0.6%
Delaware	0.6%
Nevada	0.6%
Minnesota	0.5%
Maine	0.5%
New Mexico	0.5%
Missouri	0.5%
Wyoming	0.5%
Vermont	0.4%
District of Columbia	0.3%
Missisippi	0.3%
West Virginia	0.2%
Rhode Island	0.2%
Idaho	0.2%
Nebraska	0.1%
Non-state specific	3.3%

100.0%

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $844,525,881. The gross unrealized appreciation and depreciation on securities based on tax cost was $40,509,239 and $1,428,019, respectively, with a net unrealized appreciation of $39,081,220.

[8]

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.4%
AIRPORT 3.2%
Clark Cnty., NV Passenger Facs. RB, Las Vegas-McCarran Arpt., 5.25%, 07/01/2009	$5,070,000	$5,534,159
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,081,690
Hawaii Arpt. Sys. RRB, Ser. B, 6.25%, 07/01/2006, (Insd. by FGIC)	3,000,000	3,225,480
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010	4,000,000	4,400,000
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009	1,280,000	1,410,202
5.50%, 07/01/2010	1,410,000	1,557,556

		17,209,087

COMMUNITY DEVELOPMENT DISTRICT 0.7%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDD, 6.25%, 07/01/2010	1,731,000	1,778,637
New Jersey EDA RRB, 1st Mtge. Keswick Pines:
5.35%, 01/01/2006	975,000	990,824
5.45%, 01/01/2007	925,000	948,523

		3,717,984

CONTINUING CARE RETIREMENT COMMUNITY 1.8%
Collier Cnty., FL Hlth. Facs. Auth. RB, The Moorings, Inc. Proj.:
6.25%, 12/01/2007	700,000	721,021
6.375%, 12/01/2008	700,000	721,238
New Jersey EDA RB, 1st Mtge. Franciscan Oaks Proj.:
5.20%, 10/01/2004	1,545,000	1,546,777
5.40%, 10/01/2006	1,135,000	1,155,033
5.50%, 10/01/2007	1,075,000	1,098,908
North Carolina Med. Care Commission Healthcare Facs. RB:
1st Mtge. Arbor Acres Proj., 5.00%, 03/01/2007	1,250,000	1,265,637
1st Mtge. Presbyterian Homes Proj., 5.75%, 10/01/2006	2,745,000	2,777,446

		9,286,060

EDUCATION 4.2%
Dist. of Columbia RB, Friendship Pub. Charter Sch., Inc., 5.00%, 06/01/2008	1,000,000	1,060,430
New York, Dorm. Auth. RB:
7.375%, 05/15/2010, (Insd. by MBIA)	5,510,000	6,410,444
City Univ. Sys. Cons., Ser. D, 7.00%, 07/01/2009	5,965,000	6,664,575
Northside, TX Independent Sch. Dist. RB, Ser. B, 2.45%, 08/01/2006	3,330,000	3,336,827
St. Joseph Cnty. Indl. Edl. Facs. RB, Univ. Notre Dame Du Lac Proj., 2.50%, 12/03/2007	5,000,000	5,037,200

		22,509,476

ELECTRIC REVENUE 4.1%
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj., 4.45%, 11/30/2008	4,325,000	4,565,341
Georgia Muni. Elec. Auth. Pwr. RRB, Sub-Proj. 1, Ser. B, 5.00%, 01/01/2009, (Insd. by AMBAC)	7,000,000	7,603,190
Lower Company River Auth. Texas RB, Ser. B, 6.00%, 05/15/2010	5,000,000	5,709,950
Washington Pub. Pwr. Supply Sys. RRB, Ser. C, 5.10%, 07/01/2007	3,575,000	3,867,399

		21,745,880

ESCROW 0.1%
Kokomo, IN Hosp. Auth. RB, St. Joseph Hosp. & Hlth. Ctr., 6.25%, 08/15/2005	710,000	738,620

GENERAL OBLIGATION - LOCAL 10.7%
Austin, TX GO, 5.00%, 09/01/2010	5,000,000	5,388,050
Broward Cnty., FL Expressway Auth. GO, 9.88%, 07/01/2009	1,100,000	1,359,941
Central Ohio Solid Wst. Auth. GO, Facs. Acquisition, Ser. A, 5.00%, 12/01/2009	3,205,000	3,535,852
Countrydale Metro. Dist., CO GO, 3.50%, 12/01/2032, (LOC: Compass Bank)	5,000,000	5,078,550
Dist. of Columbia GO, Ser. A, 5.25%, 06/01/2009, (Insd. by MBIA)	5,230,000	5,749,548
Gardner, KS GO, Ser. E, 3.00%, 10/01/2006	15,485,000	15,850,291
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	1,700,000	1,806,420
Johnson Cnty., KS GO, Refunding, Internal Impt., 5.25%, 09/01/2009	3,915,000	4,375,717
King Cnty., WA Sch. Dist. Number 411 Issaquah GO, Refunding, 6.38%, 12/01/2008	5,170,000	5,722,828
Lakewood, OH GO, Ser. A, 6.60%, 12/01/2008	1,525,000	1,771,532
[1]

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued GENERAL OBLIGATION - LOCAL continued
Scottsdale, AZ GO, Refunding, 4.50%, 07/01/2010	$1,000,000	$1,088,060
Shelby Cnty., TN GO, Refunding, Ser. A, 5.00%, 03/01/2014	5,000,000	5,388,050

		57,114,839

GENERAL OBLIGATION - STATE 10.2%
Connecticut GO, Ser. C, 5.875%, 11/01/2014	2,000,000	2,319,860
Hawaii GO, 5.00%, 09/01/2009	5,000,000	5,518,000
Illinois GO, 5.75%, 06/01/2011, (Insd. by MBIA)	2,250,000	2,585,970
Massachusetts GO, Refunding, Ser. A, 5.375%, 08/01/2008	5,000,000	5,532,250
Nevada GO, Ser. A, 5.125%, 09/01/2010	4,500,000	4,854,645
New York GO, Urban Dev. Corp.:
Ser. A, 5.00%, 01/01/2027	1,500,000	1,621,635
Ser. A, 5.25%, 01/01/2021	3,500,000	3,817,905
Ohio GO, Common Sch., Ser. D, 2.45%, 09/14/2007	2,000,000	2,016,000
Pennsylvania GO, Refunding, 5.00%, 10/01/2008, (Insd. by FGIC)	4,750,000	5,217,827
Texas GO, Pub. Fin. Auth.:
5.00%, 10/01/2006	5,000,000	5,324,600
Ser. A, 6.00%, 10/01/2006	5,900,000	6,400,556
Utah GO, Ser. A, 4.00%, 07/01/2008	3,500,000	3,707,795
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	5,000,000	5,602,800

		54,519,843

HOSPITAL 11.5%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. B,
5.00%, 06/15/2010	6,850,000	7,360,804
California Hlth. Facs. Fin. Auth. RRB, Catholic Healthcare West, Ser. H, 4.45%, 07/01/2011	3,250,000	3,300,570
California Statewide CDA RB, Kaiser Permanente, Ser. D, 4.35%, 11/01/2036	3,000,000	3,160,320
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr.:
Ser. A, 5.00%, 06/01/2008	1,000,000	1,067,500
Ser. A, 5.00%, 06/01/2009	1,035,000	1,110,917
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	1,125,000	1,223,078
Hosp. Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	750,000	797,205
5.75%, 09/01/2008	500,000	540,935
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	1,500,000	1,638,705
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A,
5.75%, 10/01/2008	2,710,000	2,903,494
Huntsville, AL Hlth. Care Auth. RB:
Ser. A, 4.60%, 06/01/2008	1,040,000	1,099,353
Ser. A, 4.75%, 06/01/2009	1,085,000	1,157,673
Illinois Hlth. Facs. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	645,000	702,386
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	1,000,000	1,119,090
Jacksonville, FL RB, Florida Proton Therapy Institute Proj., Ser. B, 4.00%, 09/01/2023	5,000,000	5,173,450
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med Ctr. Proj.,
5.00%, 09/01/2008	200,000	210,216
Lorain Cnty., OH Hosp. RB, Catholic Healthcare Partners, 5.00%, 10/01/2009	1,850,000	1,994,226
Maryland Hlth. & Higher Ed. RB, Lifebridge Hlth., Ser. A, 5.00%, 07/01/2010	1,000,000	1,091,710
Medical Univ., SC Hosp. Facs. RB:
5.50%, 07/01/2007	1,000,000	1,091,000
Ser. A, 6.00%, 08/15/2012	1,950,000	2,184,546
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009	1,205,000	1,325,994
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	2,215,000	2,398,136
5.25%, 02/15/2010	1,900,000	2,038,168
Rhode Island Hlth & Edl. Bldg. Corp. RB, Hosp. Fin., Ser. B, 2.55%, 09/15/2033	2,000,000	2,008,420
[2]

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued HOSPITAL continued
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp., 6.25%, 01/01/2010	$3,970,000	$4,542,395
Tyler, TX Hlth. Facs. Dev. Corp. Hosp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,836,910
West Orange, FL Healthcare Dist. RB, Ser. A, 5.50%, 02/01/2008	580,000	628,975
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	825,000	868,172
5.00%, 01/01/2009	965,000	1,023,885
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Svcs.:
5.00%, 08/15/2007	1,000,000	1,065,050
5.00%, 08/15/2008	1,430,000	1,532,931
5.75%, 08/15/2011	1,000,000	1,122,990

		61,319,204

HOUSING 6.5%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Windover Oaks, Ser. A, 6.90%, 02/01/2027, (Insd. by FNMA)	3,750,000	3,988,613
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012	1,590,000	1,675,924
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	2,025,000	2,099,176
Massachusetts HFA RRB, Ser. B-1, 3.90%, 06/01/2010	1,230,000	1,263,382
Nevada Hsg. Div. SFHRB:
Ser. C-2, 5.40%, 04/01/2031	940,000	966,273
Mtge. Sr. Notes, Ser. A-2, 5.75%, 04/01/2031	800,000	812,872
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	3,505,000	3,768,120
North Dakota HFA RB, Ser. A, 5.70%, 07/01/2030	1,700,000	1,759,704
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016	300,000	302,049
Ser. B-2, 6.80%, 09/01/2026	880,000	903,232
Oklahoma Hsg. Dev. Auth. RB, Lease Purchase Proj., Ser. A, 5.10%, 11/01/2005	2,000,000	2,076,900
Oregon Hsg. Community Svcs. Dept. SFHRB, Ser. J, 4.70%, 07/01/2030	2,460,000	2,555,522
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 3.50%, 9/1/2034	2,400,000	2,613,048
Sedgwick Cnty., KS SFHRB, 5.60%, 06/01/2028	2,835,000	3,051,140
St. Louis Cnty., MO IDA MHRRB, Westbrooke Apts., Ser. C, 5.20%, 11/15/2029	4,555,000	4,556,230
Wisconsin Hsg. & EDA RB, Ser. B, 5.75%, 03/01/2022	1,825,000	1,894,295

		34,286,480

INDUSTRIAL DEVELOPMENT REVENUE 9.2%
Bucks Cnty., PA IDA RB, Wst. Mgmt., Inc. Proj., 4.90%, 02/01/2008	1,000,000	1,038,670
Connecticut Dev. Auth. PCRB, 3.35%, 05/01/2031	2,750,000	2,766,143
Farmington, NM PCRB, El Paso Elec. Co. Proj., Ser. A, 6.375%, 06/01/2032	500,000	513,915
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 12/30/2008, (Insd. by AMBAC)	2,400,000	2,606,808
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, VA Elec. & Pwr. Proj., Ser. A, 2.30%, 03/01/2031	7,000,000	6,918,870
Louisa, VA IDRB, VA Elec. & Pwr. Co., 5.25%, 12/01/2008	1,000,000	1,054,690
Maricopa Cnty., AZ PCRB, El Paso Elec. Co. Proj., Ser. A, 6.25%, 05/01/2037	1,500,000	1,543,845
Matagorda Cnty., TX PCRB, 2.35%, 05/01/2030	2,000,000	1,999,380
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, Federal Express Corp., 5.00%, 09/01/2009	3,000,000	3,211,890
Mississippi Business Fin. Corp. PCRB, MS Pwr. Co. Proj., 1.55%, 09/01/2028 VRDN	14,383,000	14,383,000
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	2,000,000	2,187,060
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 4.50%, 08/01/2010, (Insd. by FSA)	3,500,000	3,814,720
Putnam Cnty., WV PCRB, Appalachian Pwr. Co. Proj., Ser. E, 2.80%, 11/01/2006	5,000,000	4,998,750
Tomah, WI IDRRB, Union Camp Corp. Proj., 5.45%, 11/01/2013	1,965,000	1,994,730

		49,032,471

LEASE 1.4%
Louisiana Correctional Facs. Lease RRB, 5.00%, 12/15/2007	5,085,000	5,482,291
Michigan COP, New Ctr. Dev., Inc., 5.25%, 09/01/2009, (Insd. by MBIA)	1,500,000	1,677,045

		7,159,336

[3]

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued MISCELLANEOUS REVENUE 4.8%
California Statewide Cmnty. RB, Kaiser Permanente, Ser. H, 2.63%, 04/01/2034	$2,000,000	$1,995,860
Hodgkins, IL Env. Impt. RB, MBM Proj.:
5.50%, 11/01/2007	1,500,000	1,520,640
5.75%, 11/01/2009	1,945,000	1,974,136
Illinois Unemployment Insurance RB:
Ser. A, 5.00%, 12/15/2006	5,000,000	5,333,300
Ser. A, 5.00%, 12/15/2007	5,000,000	5,383,800
Kansas Dev. Fin. Auth. RB, Roundhouse Proj., Ser. D, 4.00%, 04/01/2010	1,340,000	1,340,496
Michigan Muni. Bond Auth. RB, Local Govt. Loan Program, Ser. C, 5.00%, 05/01/2010	1,000,000	1,106,220
United Nations Dev. Corp. of NY RB, Sr. Lien, Ser. A, 5.25%, 07/01/2013	2,250,000	2,407,140
Vermont Muni. Bond Bank RRB, Ser. 2, 6.00%, 12/01/2006, (Insd. by AMBAC)	4,385,000	4,692,301

		25,753,893

POWER 1.0%
Nebraska Pub. Pwr. Dist. RB, Ser. A, 5.25%, 01/01/2011, (Insd. by MBIA)	5,000,000	5,477,950

PRE-REFUNDED 2.0%
Illinois Hlth. Facs. RB, Midwest Physician Group, Ltd. Proj., 8.10%, 11/15/2014	4,060,000	4,181,394
Volusia Cnty., FL IDA RRB, 1st Mtge. Bishops Glen Proj., 7.50%, 11/01/2016	1,240,000	1,385,601
Washington Pub. Pwr. Supply Sys. RB:
Nuclear Proj. Number 1, Ser. B, 7.25%, 07/01/2009	3,410,000	3,895,691
Nuclear Proj. Number 2, Ser. A, 5.10%, 07/01/2010, (Insd. by FSA)	1,000,000	1,094,390

		10,557,076

PUBLIC FACILITIES 0.4%
Puerto Rico Pub. Bldgs. Auth. RB, Ser. K, 4.00%, 07/01/2026, (Insd. by MBIA)	2,000,000	2,101,980

RESOURCE RECOVERY 3.0%
Amelia Cnty., VA IDA Solid Wst. Disposal RRB, Wst. Mgmt., Proj., 4.90%, 04/01/2027, (Gtd. by Wst. Mgmt., Inc.)	2,000,000	2,027,060
Arkansas Dev. Fin. Auth. RB, Wst. Mgmt., Inc., 2.85%, 08/01/2005	1,000,000	1,001,900
California Pollution Ctl. Fin. Auth. Solid Wst. Disposal RB, USA Wst. Svcs., Inc. Proj., Ser. B, 5.00%, 06/02/2008	1,100,000	1,161,699
Cobb Cnty., GA Dev. Auth. Solid Wst. Disposal RB, GA Wst. Mgmt. Proj., Ser. A, 2.10%, 04/01/2033	1,750,000	1,747,760
Hempstead Town, NY IDRB, America Fuel Proj., 5.00%, 12/01/2010	7,000,000	7,436,520
Michigan Strategic Fund Solid Wst. Disposal RB, Ltd. Obl. Wst. Mgmt., 2.20%, 12/01/2013	1,000,000	998,590
Nevada Dept. of Business & Indl. Solid Wst. Disposal RB, Wst. Mgmt., Inc. Proj., 3.30%, 10/01/2014	1,500,000	1,502,565

		15,876,094

SALES TAX 1.4%
Illinois Sales Tax RB, Ser. Q, 6.00%, 06/15/2009	3,500,000	3,920,840
New Mexico Severance Tax RB, 5.00%, 07/01/2009	3,140,000	3,372,046

		7,292,886

SOLID WASTE 1.2%
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	500,000	555,685
California Pollution Ctl. Fin. Auth. Solid Wst. Disposal RB, Republic Svcs., Inc. Proj., 2.00%, 12/01/2033	2,000,000	1,999,580
Northeast, MD Wst. Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by AMBAC)	3,500,000	3,875,480

		6,430,745

SPECIAL TAX 1.0%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj.:
5.75%, 12/15/2005	295,000	303,390
Ser. A, 5.63%, 12/15/2005	825,000	847,489
Ser. A, 5.875%, 12/15/2010	2,530,000	2,832,310
Lewisville, TX Combination Contract RB, Spl. Assmt. Castle Hills Proj., Ser. 3, 4.125%, 05/01/2031, (LOC: Fleet Bank & Wells Fargo Bank)	1,400,000	1,467,284

		5,450,473

[4]

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued STUDENT LOAN 4.4%
Alaska Student Loan Corp. RB, Ser. A, 5.30%, 07/01/2005	$1,000,000	$1,029,720
Colorado Student Obl. Auth. RB, Ser. B, 6.20%, 12/01/2008	4,025,000	4,146,676
Missouri Higher Ed. Loan Auth. Student Loan RB, Ser. B, 1.50%, 09/22/2004 VRDN	13,600,000	13,600,000
New England Ed. Loan Marketing Corp. RB, 6.90%, 11/01/2009	2,500,000	2,715,475
New Mexico Edl. Assistance Foundation Student Loan RB, Ser. A-2, 5.85%, 11/01/2006	400,000	400,000
Panhandle Plains, TX Higher Ed. Auth., Inc. RRB, Ser. E, 5.55%, 03/01/2005	1,615,000	1,617,228

		23,509,099

TOBACCO REVENUE 2.5%
Puerto Rico Tobacco Settlement RB, Children's Trust Fund, 5.75%, 07/01/2020	700,000	763,924
Tobacco Settlement Fin. Corp. of NJ RB, 5.00%, 06/01/2009	1,000,000	991,850
Tobacco Settlement Fin. Corp. of NY RB:
Ser. A-1, 5.00%, 06/01/2008	2,075,000	2,232,513
Ser. A-1, 5.00%, 06/01/2011	1,500,000	1,572,465
Ser. B-1, 5.00%, 06/01/2008	5,000,000	5,379,550
Ser. C-1, 5.25%, 06/01/2013	2,000,000	2,149,640

		13,089,942

TRANSPORTATION 8.6%
E-470 Pub. Hwy. Auth. of Colorado RRB, Sr. Ser. C, 5.00%, 09/01/2011, (Insd. by MBIA)	7,250,000	7,860,015
Harris Cnty. TX RB, Toll Road Sr. Lien:
Ser. B-2, 5.00%, 08/15/2021	5,000,000	5,471,450
Ser. B-2, 6.00%, 08/01/2010	5,000,000	5,804,600
New Jersey Hwy. Auth. RRB, Garden State Parkway, 5.625%, 01/01/2030	6,000,000	6,879,360
No. Texas Thruway Auth. RRB, Ser. C, 5.00%, 07/01/2008, (Insd. by FSA)	3,000,000	3,262,110
Texas Tpke. Auth. RB, 5.00%, 06/01/2008	15,270,000	16,626,129

		45,903,664

UTILITY 1.9%
Conservation & Renewable Energy Sys. of Washington RRB, 5.00%, 10/01/2008	1,000,000	1,093,600
Indianapolis, IN Gas Utility RRB, Distribution Sys., Ser. A, 5.25%, 08/15/2009, (Insd. by AMBAC)	5,000,000	5,486,250
Orlando, FL Util. Commission Wtr. & Elec. RRB, 5.00%, 10/01/2025	3,000,000	3,266,820

		9,846,670

WATER & SEWER 1.6%
Cape Coral, FL Wst. Wtr. Assmt. RB, 4.80%, 07/01/2009	400,000	436,860
Dallas, TX Wtrworks. & Swr. Sys. RRB, 5.50%, 10/01/2010	1,145,000	1,281,862
Fort Myers, FL Util. RRB, Ser. A, 5.00%, 10/01/2011	2,405,000	2,627,005
Kannapolis, NC Wtr. & Swr. RB, Ser. B, 5.00%, 02/01/2010, (Insd. by FSA)	1,000,000	1,086,150
Olces, CA Wtr. Dist. RB, 3.25%, 12/02/2008 VRDN	3,200,000	3,200,000

		8,631,877

Total Municipal Obligations (cost $509,509,866)		518,561,629

	Shares	Value

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional Municipal Money Market Fund ø (cost $9,175,860)	9,175,860	9,175,860

Total Investments (cost $518,685,726) 99.1%		527,737,489
Other Assets and Liabilities 0.9%		4,726,612

Net Assets 100.0%		$532,464,101

[5]

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
CDA	Community Development Authority	IDRB	Industrial Development Revenue Bond
CDD	Community Development District	IDRRB	Industrial Development Refunding Revenue Bond
COP	Certificates of Participation	LOC	Letter of Credit
EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Co.	MHRRB	Multifamily Housing Refunding Revenue Bond
FNMA	Federal National Mortgage Association	PCRB	Pollution Control Revenue Bond
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SFHRB	Single Family Housing Revenue Bond
		VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2004.

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $518,685,726. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,578,810 and $527,047, respectively, with a net unrealized appreciation of $9,051,763.

The following table shows the percent of total investments by geographic location as of August 31, 2004:

Texas	13.9%
New York	7.5%
Florida	6.2%
Illinois	4.9%
Kansas	4.7%
California	4.4%
Missouri	3.9%
Pennsylvania	3.9%
Washington	3.0%
Mississippi	2.7%
Georgia	2.6%
Nevada	2.6%
Wisconsin	2.5%
Colorado	2.4%
New Jersey	2.4%
Indiana	2.3%
Virginia	2.2%
Massachusetts	1.8%
North Carolina	1.8%
Ohio	1.8%
Hawaii	1.7%
Michigan	1.6%
Tennessee	1.6%
New Mexico	1.5%
District of Columbia	1.3%
Maryland	1.3%
Puerto Rico	1.3%
Connecticut	1.0%
Louisiana	1.0%
Nebraska	1.0%
Vermont	0.9%
West Virginia	0.9%
South Carolina	0.8%
Utah	0.7%
Oklahoma	0.6%
Arizona	0.5%
Montana	0.5%
Oregon	0.5%
Alabama	0.4%
Maine	0.4%
Rhode Island	0.4%
North Dakota	0.3%
Alaska	0.2%
Arkansas	0.2%
Non-state specific	1.9%

100.0%

[6]

Item 2 — Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: October 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: October 26, 2004

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel, Principal Financial Officer Date: October 26, 2004